THE DOW(SM) TARGET
VARIABLE FUND LLC







                                                     ANNUAL REPORT

                                                     DECEMBER 31, 2002







[LOGO] OHIO NATIONAL
       FINANCIAL SERVICES

President's
Message

                                         [John J. Palmer Photo]

Dear Investor:

The second half of 2002 continued the litany of bad experiences for stock market investors. In October 2002, the Dow Jones Industrial Average fell to its lowest point in four years. The third quarter was the worst quarter for the average since 1987. The continued collapse of equity markets caused investors to flee to the safety of U.S. Treasury bonds, pushing yields on ten-year notes to forty-year lows. Finally, the Federal Reserve Board lowered the Federal Funds rate again to its lowest level since Kennedy was president.

The Economy

All in all, it could have been a better six months, but with all the bad news, it's easy to miss what's right in today's economic environment. For example, the economy is slowly digging itself out of the doldrums it entered two years ago. Unemployment remains at or around the 6 percent mark, which is not particularly good, but not particularly bad either. GDP continues to rise due to increasing productivity, which has managed to grow at 5.6 percent for the last four quarters.

Still, the economic engine is running on only one cylinder. The consumer continues to pump life into the economy while business sits on the sideline. Consumer spending has been so strong that housing starts set an all-time high in October, and retail sales (excluding autos) are growing at a 5 percent pace. How long this can last is open to debate and somewhat irrelevant, because only when business begins to spend again will the economic recovery gain strength and start to turn into a robust boom.

The Equity Markets

Looking ahead, many experts see a mixed year in 2003. The consensus seems to indicate positive returns, but this tide might not raise all boats. Instead, the market is more likely to belong to stock pickers, rather than to individuals who bet on a particular sector or the market as a whole.

There are still some concerns going forward. The potential for war looms on the horizon. Even though war has typically been good to equity markets long-term, the threat is damaging short-term. Oil is expensive relative to the past two years. There is ongoing concern about the general trend of earnings in corporate America. Finally, consumer confidence is still low after the corporate scandals of the first half of 2002. Until some measure of confidence is restored to the publishing of corporate America's accounting numbers, it is unlikely that any strong bullish sentiment will reappear.

If any or all of these threats, real or perceived, can be eased, we could be looking at the catalyst for a strong equity market going forward. The foundation is already in place -- interest rates are low, banks are relatively healthy and corporate inventories are low and could require rebuilding with only a slight positive tick in economic growth. Also, the proposed Federal Tax Cut plan could provide a large cash infusion to the economy, which should further stimulate the economy.

Staying the Course

This type of market, uneven and shaky, is what the Dow strategies were designed for. They offer a contrarian approach to investing that can help diversify risk and provide downside protection. In the past year the Dow strategies beat the Dow Jones Industrial Average in 22 out of 24 Portfolios, and over the past two years only one Portfolio underperformed the average.

Admittedly, the performance of the Dow strategy has been helped by two issues;
1) Investors' flight to safety, and 2) Investors' sudden desire to own stocks that pay dividends. Either one or both of these attitudes could reverse themselves in 2003, which is why we recommend that the Dow strategies fulfill only part of your long-term investment plan. In the meantime, we encourage you to maintain your position in the Dow Portfolios and wish you successful investing in 2003. We appreciate your support and continued opportunity to help you with your financial service needs.

Sincerely,

/s/ JOHN J. PALMER
John J. Palmer
President and Chairman

Dow(SM) Target Variable Fund LLC

--------------------------------------------------------------------------------

Managers and Officers of Dow(SM) Target Variable Fund LLC

John J. Palmer, President and Manager
James E. Bushman, Manager
Joseph A. Campanella, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Ronald L. Benedict, Secretary
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer
Maureen K. Kiefer, Compliance Director and Assistant Treasurer

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                   -10.75%
Since inception (1/4/99)                    -2.52%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                                DOW(SM) TARGET 10 -- JANUARY
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      JANUARY 4, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
01/04/99                                                                  10000.00                           10000.00
                                                                          11312.00                           12046.00
99                                                                        10305.20                           12720.60
                                                                           8515.21                           11641.90
00                                                                        10489.00                           12102.90
                                                                          10801.60                           11879.00
01                                                                        10119.00                           11444.20
                                                                           9909.49                           10653.40
02                                                                         9031.51                            9726.57

 COMMENTS

The Dow(SM) Target 10 January Portfolio lost (10.75)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while JP Morgan Chase & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
   828   Caterpillar, Inc. (7)...............  $ 37,856    10.0
 1,446   Eastman Kodak Co. (1)...............    50,668    13.4
 1,033   E.I. DuPont de Nemours and Co.
          (2)................................    43,799    11.6
 1,108   Exxon Mobil Corp. (5)...............    38,714    10.3
   901   General Motors Corp. (8)............    33,211     8.8
 1,084   International Paper Co. (6).........    37,907    10.0
 1,206   JP Morgan Chase & Co. (10)..........    28,944     7.7
   740   Merck & Co. (3).....................    41,891    11.1
   957   Phillip Morris Cos., Inc. (4).......    38,787    10.3
 1,116   SBC Communications, Inc. (9)........    30,255     8.0
                                               --------   -----
         TOTAL COMMON STOCKS.................  $382,032   101.2
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$2,000   US Bank 1.05% due 01/02/03
          Repurchase price $2,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298 Fair
          Value: $2,040 Face Value: $2,075
          Due: 08/01/17 Interest: 5.00%......  $  2,000     0.5
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  2,000     0.5
                                               --------   -----
         TOTAL HOLDINGS (COST $462,077)
          (a)................................  $384,032   101.7
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (6,527)   (1.7)
                                               --------   -----
         NET ASSETS..........................  $377,505   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Chemicals
 3.  Drugs & Biotechnology
 4.  Tobacco
 5.  Oil, Energy & Natural Gas
 6.  Paper & Related
 7.  Machinery
 8.  Automotive & Related
 9.  Telecommunications & Related
10.  Financial Services

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -10.18%
Since inception (2/1/99)                    -0.81%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                               DOW(SM) TARGET 10 -- FEBRUARY
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     FEBRUARY 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
02/01/99                                                                 10000.00                            10000.00
                                                                         11819.00                            11812.00
99                                                                       10682.00                            12473.50
                                                                          8939.78                            11415.70
00                                                                       11285.60                            11867.80
                                                                         11843.10                            11648.20
01                                                                       10784.30                            11221.90
                                                                         10606.40                            10446.50
02                                                                        9686.80                             9537.63

 COMMENTS

The Dow(SM) Target 10 February Portfolio lost (10.18)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while JP Morgan Chase & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                FAIR
SHARES              COMMON STOCKS              VALUE       %
--------------------------------------------------------------
1,925    Caterpillar, Inc. (4)..............  $ 88,011    10.3
3,391    Eastman Kodak Co. (1)..............   118,821    13.9
2,242    E.I. DuPont de Nemours and Co.
          (2)...............................    95,060    11.1
2,499    Exxon Mobil Corp. (5)..............    87,315    10.2
1,920    General Motors Corp. (9)...........    70,771     8.3
2,339    International Paper Co. (6)........    81,795     9.6
2,932    JP Morgan Chase & Co. (10).........    70,368     8.2
1,644    Merck & Co. (3)....................    93,067    10.9
1,950    Phillip Morris Cos., Inc. (7)......    79,034     9.2
2,663    SBC Communications, Inc. (8).......    72,194     8.4
                                              --------   -----
         TOTAL COMMON STOCKS................  $856,436   100.1
                                              --------   -----

 FACE                                           FAIR
AMOUNT          REPURCHASE AGREEMENTS          VALUE       %
--------------------------------------------------------------
$2,000   US Bank 1.05% due 01/02/03
          Repurchase price $2,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $2,040
          Face Value: $2,075
          Due: 08/01/17
          Interest: 5.00%...................  $  2,000     0.2
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  2,000     0.2
                                              --------   -----
         TOTAL HOLDINGS (COST $970,602)
          (a)...............................  $858,436   100.3
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (2,211)   (0.3)
                                              --------   -----
         NET ASSETS.........................  $856,225   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Chemicals
 3.  Drugs & Biotechnology
 4.  Machinery
 5.  Oil, Energy & Natural Gas
 6.  Paper & Related
 7.  Tobacco
 8.  Telecommunications & Related
 9.  Automotive & Related
10.  Financial Services

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -10.68%
Since inception (3/1/99)                    -2.09%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                          DOW(SM) TARGET 10 -- MARCH PORTFOLIO
                                                             (COMMENCED OPERATIONS MARCH 1,
                                                                          1999)                    DOW JONES INDUSTRIAL AVERAGE
                                                          ------------------------------------     ----------------------------
03/01/99                                                                   10000                               10000
                                                                           11573                               11850
'99                                                                      10223.6                             12513.6
                                                                         8481.49                             11452.5
'00                                                                      10867.3                               11906
                                                                         11340.1                             11685.7
'01                                                                      10326.3                               11258
                                                                         10143.5                             10480.1
'02                                                                      9224.48                             9568.31

 COMMENTS

The Dow(SM) Target 10 March Portfolio lost (10.68)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while General Motors Corp. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,783   Caterpillar, Inc. (6)...............  $ 81,519     9.7
 3,128   Eastman Kodak Co. (1)...............   109,605    13.1
 2,111   E.I. DuPont de Nemours and Co.
          (3)................................    89,506    10.7
 2,432   Exxon Mobil Corp. (4)...............    84,974    10.2
 1,849   General Motors Corp. (10)...........    68,154     8.1
 2,253   International Paper Co. (7).........    78,787     9.4
 3,432   JP Morgan Chase & Co. (5)...........    82,368     9.8
 1,632   Merck & Co. (2).....................    92,388    11.0
 1,901   Phillip Morris Cos., Inc. (8).......    77,048     9.2
 2,629   SBC Communications, Inc. (9)........    71,272     8.5
                                               --------   -----
         TOTAL COMMON STOCKS.................  $835,621    99.7
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$6,000   US Bank 1.05% due 01/02/03
          Repurchase price $6,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $6,120
          Face Value: $6,226
          Due: 08/01/17
          Interest: 5.00%....................  $  6,000     0.7
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  6,000     0.7
                                               --------   -----
         TOTAL HOLDINGS (COST $990,115)
          (a)................................  $841,621   100.4
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (3,209)   (0.4)
                                               --------   -----
         NET ASSETS..........................  $838,412   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Drugs & Biotechnology
 3.  Chemicals
 4.  Oil, Energy & Natural Gas
 5.  Financial Services
 6.  Machinery
 7.  Paper & Related
 8.  Tobacco
 9.  Telecommunications & Related
10.  Automotive & Related

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -6.61%
Since inception (4/1/99)                    -0.99%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                         DOW(SM) TARGET 10 -- APRIL PORTFOLIO
                                                         (COMMENCED OPERATIONS APRIL 1, 1999)      DOW JONES INDUSTRIAL AVERAGE
                                                         ------------------------------------      ----------------------------
04/01/99                                                               10000.00                              10000.00
                                                                       11463.00                              11253.00
'99                                                                    10276.60                              11883.20
                                                                        8282.92                              10875.50
'00                                                                    10538.40                              11306.10
                                                                       10946.20                              11097.00
'01                                                                    10316.80                              10690.80
                                                                       10304.40                               9952.09
'02                                                                     9634.62                               9086.26

 COMMENTS

The Dow(SM) Target 10 April Portfolio lost (6.61)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while General Motors Corporation lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,508   Caterpillar, Inc. (6)...............  $ 68,946     9.4
 2,797   Eastman Kodak Co. (1)...............    98,007    13.4
 1,793   E.I. DuPont de Nemours and Co.
          (4)................................    76,023    10.4
 1,437   General Motors Corp. (10)...........    52,968     7.2
 2,023   International Paper Co. (5).........    70,744     9.6
 2,442   JP Morgan Chase & Co. (9)...........    58,608     8.0
 1,510   Merck & Co. (3).....................    85,481    11.6
 1,618   Phillip Morris Cos., Inc. (7).......    65,578     8.9
 2,303   SBC Communications, Inc. (8)........    62,434     8.5
   741   3M Co. (2)..........................    91,365    12.5
                                               --------   -----
         TOTAL COMMON STOCKS.................  $730,154    99.5
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$7,000   US Bank 1.05% due 01/02/03
          Repurchase price $7,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $7,140
          Face Value: $7,264
          Due: 08/01/17
          Interest: 5.00%....................  $  7,000     1.0
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  7,000     1.0
                                               --------   -----
         TOTAL HOLDINGS (COST $785,861)
          (a)................................  $737,154   100.5
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (3,903)   (0.5)
                                               --------   -----
         NET ASSETS..........................  $733,251   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Manufacturing
 3.  Drugs & Biotechnology
 4.  Chemicals
 5.  Paper & Related
 6.  Machinery
 7.  Tobacco
 8.  Telecommunications & Related
 9.  Financial Services
10.  Automotive & Related

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -7.93%
Since inception (5/3/99)                    -3.68%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                           DOW(SM) TARGET 10 -- MAY PORTFOLIO
                                                           (COMMENCED OPERATIONS MAY 3, 1999)      DOW JONES INDUSTRIAL AVERAGE
                                                           ----------------------------------      ----------------------------
05/03/99                                                                10000.00                             10000.00
                                                                         9660.00                             10204.00
'99                                                                      8397.44                             10775.40
                                                                         7638.31                              9861.67
'00                                                                      9613.58                             10252.20
                                                                        10041.40                             10062.50
'01                                                                      9469.02                              9694.24
                                                                         9510.69                              9024.36
'02                                                                      8717.49                              8239.24

 COMMENTS

The Dow(SM) Target 10 May Portfolio lost (7.93)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while General Motors Corporation lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,657   Caterpillar, Inc. (6)...............  $ 75,758    10.0
 2,740   Eastman Kodak Co. (1)...............    96,009    12.7
 2,025   E.I. DuPont de Nemours and Co.
          (3)................................    85,860    11.4
 2,852   General Electric (7)................    69,446     9.2
 1,388   General Motors Corp. (10)...........    51,162     6.8
 2,238   International Paper Co. (5).........    78,263    10.4
 2,564   JP Morgan Chase & Co. (9)...........    61,536     8.2
 1,603   Merck & Co. (2).....................    90,746    12.0
 1,591   Phillip Morris Cos., Inc. (8).......    64,483     8.5
 2,914   SBC Communications, Inc. (4)........    78,999    10.5
                                               --------   -----
         TOTAL COMMON STOCKS.................  $752,262    99.7
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$5,000   US Bank 1.05% due 01/2/03
          Repurchase price $5,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $5,100
          Face Value: $5,188
          Due: 08/01/17
          Interest: 5.00%....................  $  5,000     0.6
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  5,000     0.6
                                               --------   -----
         TOTAL HOLDINGS (COST $891,634)
          (a)................................  $757,262   100.3
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (2,474)   (0.3)
                                               --------   -----
         NET ASSETS..........................  $754,788   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Drugs & Biotechnology
 3.  Chemicals
 4.  Telecommunications & Related
 5.  Paper & Related
 6.  Machinery
 7.  Electrical Equipment
 8.  Tobacco
 9.  Financial Services
10.  Automotive & Related

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -7.61%
Since inception (6/1/99)                    -4.64%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                          DOW(SM) TARGET 10 -- JUNE PORTFOLIO
                                                          (COMMENCED OPERATIONS JUNE 1, 1999)      DOW JONES INDUSTRIAL AVERAGE
                                                          -----------------------------------      ----------------------------
06/01/99                                                                10000.00                             10000.00
                                                                        10158.00                             10402.00
'99                                                                      9043.67                             10984.50
                                                                         7798.35                             10053.00
'00                                                                      9254.31                             10451.10
                                                                         9684.63                             10257.80
'01                                                                      9132.61                              9882.34
                                                                         9202.93                              9199.47
'02                                                                      8438.17                              8399.12

 COMMENTS

The Dow(SM) Target 10 June Portfolio lost (7.61)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while General Motors Corporation lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 2,448   Caterpillar, Inc. (5).............  $  111,923    10.6
 3,750   Eastman Kodak Co. (1).............     131,400    12.4
 2,765   E.I. DuPont de Nemours and Co.
          (3)..............................     117,236    11.1
 3,235   Exxon Mobil Corp. (4).............     113,031    10.7
 2,033   General Motors Corp. (10).........      74,937     7.1
 2,961   International Paper Co. (6).......     103,546     9.8
 3,549   JP Morgan Chase & Co. (9).........      85,176     8.0
 2,256   Merck & Co. (2)...................     127,712    12.1
 2,249   Phillip Morris Cos., Inc. (8).....      91,152     8.6
 3,690   SBC Communications, Inc. (7)......     100,035     9.4
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $1,056,148    99.8
                                             ----------   -----
         TOTAL HOLDINGS (COST $1,227,863)
          (a)..............................  $1,056,148    99.8
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES......................       1,760     0.2
                                             ----------   -----
         NET ASSETS........................  $1,057,908   100.0
                                             ==========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Drugs & Biotechnology
 3.  Chemicals
 4.  Oil, Energy & Natural Gas
 5.  Machinery
 6.  Paper & Related
 7.  Telecommunications & Related
 8.  Tobacco
 9.  Financial Services
10.  Automotive & Related

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002
AVERAGE ANNUAL TOTAL RETURN:

One year                                    -8.52%
Since inception (7/1/99)                    -5.46%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                          DOW(SM) TARGET 10 -- JULY PORTFOLIO
                                                          (COMMENCED OPERATIONS JULY 1, 1999)      DOW JONES INDUSTRIAL AVERAGE
                                                          -----------------------------------      ----------------------------
07/01/99                                                                10000.00                            10000.00
'99                                                                      8908.00                            10560.00
                                                                         7750.85                             9664.51
'00                                                                      9294.82                            10047.20
                                                                         9599.69                             9861.35
'01                                                                      8980.51                             9500.43
                                                                         8931.12                             8843.95
'02                                                                      8215.74                             8074.52

 COMMENTS

The Dow(SM) Target 10 July Portfolio lost (8.52)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while General Motors Corporation lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 2,180   Caterpillar, Inc. (5)...............  $ 99,670    10.2
 3,662   Eastman Kodak Co. (1)...............   128,317    13.2
 2,388   E.I. DuPont de Nemours and Co.
          (3)................................   101,251    10.4
 3,554   General Electric (8)................    86,540     8.9
 2,063   General Motors Corp. (10)...........    76,042     7.8
 2,511   International Paper Co. (7).........    87,809     9.0
 3,247   JP Morgan Chase & Co. (9)...........    77,928     8.0
 2,088   Merck & Co. (2).....................   118,202    12.1
 2,477   Phillip Morris Cos., Inc. (4).......   100,393    10.3
 3,521   SBC Communications, Inc. (6)........    95,454     9.8
                                               --------   -----
         TOTAL COMMON STOCKS.................  $971,606    99.7
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$6,000   US Bank 1.05% due 01/02/03
          Repurchase price $6,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298 Fair
          Value: $6,120 Face Value: $6,226
          Due: 08/01/17 Interest: 5.00%......  $  6,000     0.5
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  6,000     0.5
                                               --------   -----
         TOTAL HOLDINGS (COST $1,119,510)
          (a)................................  $977,606   100.2
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (1,904)   (0.2)
                                               --------   -----
         NET ASSETS..........................  $975,702   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Drugs & Biotechnology
 3.  Chemicals
 4.  Tobacco
 5.  Machinery
 6.  Telecommunications & Related
 7.  Paper & Related
 8.  Electrical Equipment
 9.  Financial Services
10.  Automotive & Related

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -7.57%
Since inception (8/2/99)                    -5.73%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                          DOW(SM) TARGET 10--AUGUST PORTFOLIO
                                                            (COMMENCED OPERATIONS AUGUST 2,
                                                                         1999)                     DOW JONES INDUSTRIAL AVERAGE
                                                          -----------------------------------      ----------------------------
08/02/99                                                                10000.00                            10000.00
'99                                                                      8963.00                            10867.00
                                                                         8131.23                             9945.48
'00                                                                      9124.06                            10339.30
                                                                         9552.89                            10148.00
'01                                                                      8845.02                             9776.62
                                                                         8837.94                             9101.06
'02                                                                      8175.98                             8309.27

 COMMENTS

The Dow(SM) Target 10 August Portfolio lost (7.57)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Merck and Company was the best performing stock for the period while General Motors Corporation lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,443   Caterpillar, Inc. (4)...............  $ 65,974    10.2
 2,104   Eastman Kodak Co. (2)...............    73,724    11.5
 1,555   E.I. DuPont de Nemours and Co.
          (5)................................    65,932    10.2
 1,833   Exxon Mobil Corp. (6)...............    64,045     9.9
 1,422   General Motors Corp. (10)...........    52,414     8.1
 1,644   International Paper Co. (8).........    57,491     8.9
 2,627   JP Morgan Chase & Co. (7)...........    63,048     9.9
 1,348   Merck & Co. (1).....................    76,311    11.8
 1,398   Phillip Morris Cos., Inc. (9).......    56,661     8.8
 2,485   SBC Communications, Inc. (3)........    67,368    10.5
                                               --------   -----
         TOTAL COMMON STOCKS.................  $642,968    99.8
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$5,000   US Bank 1.05% due 01/2/03
          Repurchase price $5,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $5,100
          Face Value: $5,188
          Due: 08/01/17
          Interest: 5.00%....................  $  5,000     0.8
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  5,000     0.8
                                               --------   -----
         TOTAL HOLDINGS (COST $731,248)
          (a)................................  $647,968   100.6
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (3,749)   (0.6)
                                               --------   -----
         NET ASSETS..........................  $644,219   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Drugs & Biotechnology
 2.  Photo Equipment
 3.  Telecommunications & Related
 4.  Machinery
 5.  Chemicals
 6.  Oil, Energy & Natural Gas
 7.  Financial Services
 8.  Paper & Related
 9.  Tobacco
10.  Automotive & Related

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -7.86%
Since inception (9/1/99)                    -6.19%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                              DOW(SM) TARGET 10 -- SEPTEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     SEPTEMBER 1, 1999)            DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
09/01/99                                                                 10000.00                           10000.00
99                                                                        8833.00                           10668.00
                                                                          7686.48                            9763.35
00                                                                        9139.99                           10150.00
                                                                          9480.00                            9962.21
01                                                                        8771.84                            9597.59
                                                                          8753.42                            8934.40
02                                                                        8082.91                            8157.10

 COMMENTS

The Dow(SM) Target 10 September Portfolio lost (7.86)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while General Motors Corporation lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,469   Caterpillar, Inc. (4)...............  $ 67,162    10.7
 2,070   Eastman Kodak Co. (1)...............    72,532    11.6
 1,588   E.I. DuPont de Nemours and Co.
          (3)................................    67,331    10.8
 1,790   Exxon Mobil Corp. (6)...............    62,543    10.1
 1,308   General Motors Corp. (10)...........    48,213     7.7
 1,702   International Paper Co. (7).........    59,519     9.5
 2,390   JP Morgan Chase & Co. (8)...........    57,360     9.2
 1,250   Merck & Co.(2)......................    70,763    11.3
 1,284   Phillip Morris Cos., Inc. (9).......    52,041     8.3
 2,473   SBC Communications, Inc. (5)........    67,043    10.7
                                               --------   -----
         TOTAL COMMON STOCKS.................  $624,507    99.9
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$3,000   US Bank 1.05% due 01/02/03
          Repurchase price $3,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $3,060
          Face Value: $3,113
          Due: 08/01/17
          Interest: 5.00%....................  $  3,000     0.5
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  3,000     0.5
                                               --------   -----
         TOTAL HOLDINGS (COST $710,826)
          (a)................................  $627,507   100.4
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (2,642)   (0.4)
                                               --------   -----
         NET ASSETS..........................  $624,865   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Drugs & BioTechnology
 3.  Chemicals
 4.  Machinery
 5.  Telecommunications & Related
 6.  Oil, Energy & Natural Gas
 7.  Paper & Related
 8.  Financial Services
 9.  Tobacco
10.  Automotive & Related

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.68%
Since inception (10/1/99)                   -1.93%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                                DOW(SM) TARGET 10--OCTOBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      OCTOBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
10/01/99                                                                 10000.00                            10000.00
'99                                                                       9267.00                            11162.00
                                                                          8094.72                            10215.50
'00                                                                      10111.90                            10620.00
                                                                         10191.80                            10423.50
'01                                                                       9951.29                            10042.00
                                                                         10217.00                             9348.12
'02                                                                       9386.35                             8534.83

 COMMENTS

The Dow(SM) Target 10 October Portfolio lost (5.68)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. SBC Communications, Inc. was the best performing stock for the period while General Motors Corporation lost the most ground.
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 2,749   Alcoa, Inc. (6).....................  $ 62,622    10.1
 1,416   Caterpillar Inc. (5)................    64,740    10.4
 1,907   Eastman Kodak Co. (3)...............    66,821    10.7
 1,434   E.I. DuPont de Nemours and Co.
          (7)................................    60,801     9.8
 1,334   General Motors Corp. (10)...........    49,171     7.9
 2,370   Honeywell International, Inc. (8)...    56,880     9.1
 2,896   JP Morgan Chase & Co. (2)...........    69,504    11.1
 1,147   Merck & Co. (4).....................    64,932    10.4
 1,402   Phillip Morris Cos., Inc. (9).......    56,823     9.1
 2,637   SBC Communications, Inc. (1)........    71,489    11.5
                                               --------   -----
         TOTAL COMMON STOCKS.................  $623,783   100.1
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$2,000   US Bank 1.05% due 01/02/03
          Repurchase price $2,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $2,040
          Face Value: $2,075
          Due: 08/01/17
          Interest: 5.00%....................  $  2,000     0.3
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  2,000     0.3
                                               --------   -----
         TOTAL HOLDINGS (COST $627,131)
          (a)................................  $625,783   100.4
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (2,562)   (0.4)
                                               --------   -----
         NET ASSETS..........................  $623,221   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Financial Services
 3.  Photo Equipment
 4.  Drugs & Biotechnology
 5.  Machinery
 6.  Metals & Mining
 7.  Chemicals
 8.  Aerospace
 9.  Tobacco
10.  Automotive & Related

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -13.04%
Since inception (11/1/99)                   -6.06%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                                DOW(SM) TARGET 10--NOVEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     NOVEMBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
11/01/99                                                                 10000.00                           10000.00
'99                                                                      10112.00                           10748.00
                                                                          8157.35                            9836.57
'00                                                                       9566.12                           10226.10
                                                                         10020.50                           10036.90
'01                                                                       9437.32                            9669.56
                                                                          9448.65                            9001.40
'02                                                                       8207.09                            8218.28

 COMMENTS

The Dow(SM) Target 10 November Portfolio lost (13.04)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. JP Morgan Chase & Company was the best performing stock for the period while General Electric Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,536   Caterpillar, Inc. (3)...............  $ 70,225    10.7
 1,885   Eastman Kodak Co. (4)...............    66,050    10.1
 1,518   E.I. DuPont de Nemours and Co.
          (6)................................    64,363     9.8
 2,501   General Electric (10)...............    60,900     9.3
 1,933   General Motors Corp. (2)............    71,250    10.9
 2,600   Honeywell International, Inc. (7)...    62,400     9.5
 1,774   International Paper Co. (8).........    62,037     9.5
 2,990   JP Morgan Chase & Co. (1)...........    71,760    11.0
 1,522   Phillip Morris Cos., Inc. (9).......    61,687     9.4
 2,427   SBC Communications, Inc. (5)........    65,796    10.1
                                               --------   -----
         TOTAL COMMON STOCKS.................  $656,468   100.3
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$1,000   US Bank 1.05% due 01/02/03
          Repurchase price $1,000
          Collateralized by Freddie Mac
          Mortgage
          Back Pool #G11298
          Fair Value: $1,020
          Face Value: $1,038
          Due: 08/01/17
          Interest: 5.00%....................  $  1,000     0.2
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  1,000     0.2
                                               --------   -----
         TOTAL HOLDINGS (COST $732,797)
          (a)................................  $657,468   100.5
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (3,202)   (0.5)
                                               --------   -----
         NET ASSETS..........................  $654,266   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Financial Services
 2.  Automotive & Related
 3.  Machinery
 4.  Photo Equipment
 5.  Telecommunications & Related
 6.  Chemicals
 7.  Aerospace
 8.  Paper & Related
 9.  Tobacco
10.  Electrical Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -13.59%
Since inception (12/1/99)                   -4.97%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                  DOW(SM) TARGET 10 --
                                                   DECEMBER PORTFOLIO
                                                  (COMMENCED OPERATIONS       DOW JONES INDUSTRIAL
                                                    DECEMBER 1, 1999)                AVERAGE
                                                  ---------------------       --------------------
12/01/99                                                10000.00                    10000.00
'99                                                     10016.00                    10581.00
                                                         8350.34                     9683.73
'00                                                      9978.66                    10067.20
                                                        10498.50                     9880.96
'01                                                      9889.63                     9519.32
                                                         9871.83                     8861.54
'02                                                      8547.03                     8090.58

 COMMENTS

The Dow(SM) Target 10 December Portfolio lost (13.59)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. AT&T Corporation was the best performing stock for the period while General Electric Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,524   AT&T Corp. (1)......................  $ 39,791     9.8
   867   Caterpillar, Inc. (7)...............    39,639     9.8
 1,144   Eastman Kodak Co. (6)...............    40,086     9.9
   956   E.I. DuPont de Nemours and Co.
          (5)................................    40,534    10.0
 1,570   General Electric (9)................    38,230     9.4
 1,067   General Motors Corp. (8)............    39,330     9.7
 1,745   Honeywell International, Inc. (3)...    41,880    10.3
 1,694   JP Morgan Chase & Co. (4)...........    40,656    10.0
 1,134   Phillip Morris Cos., Inc. (2).......    45,961    11.4
 1,485   SBC Communications, Inc. (1)........    40,259     9.9
                                               --------   -----
         TOTAL COMMON STOCKS.................  $406,366   100.2
                                               --------   -----

 FACE                                            FAIR
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$33,000   US Bank 1.05% due 01/02/03
           Repurchase price $33,002
           Collateralized by Freddie Mac
           Mortgage Back Pool #G11298
           Fair Value: $33,661
           Face Value: $34,243
           Due: 08/01/17
           Interest: 5.00%...................  $ 33,000     8.1
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS........  $ 33,000     8.1
                                               --------   -----
          TOTAL HOLDINGS (COST $492,629)
           (a)...............................  $439,366   108.3
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................   (33,625)   (8.3)
                                               --------   -----
          NET ASSETS.........................  $405,741   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Tobacco
 3.  Aerospace
 4.  Financial Services
 5.  Chemicals
 6.  Photo Equipment
 7.  Machinery
 8.  Automotive & Related
 9.  Electrical Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -12.60%
Since inception (1/3/00)                    -1.48%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                          DOW(SM) TARGET 5--JANUARY PORTFOLIO
                                                            (COMMENCED OPERATIONS JANUARY 3,
                                                                         2000)                     DOW JONES INDUSTRIAL AVERAGE
                                                          -----------------------------------      ----------------------------
01/03/00                                                                10000.00                            10000.00
                                                                         8307.00                             9152.00
'00                                                                     11316.60                             9514.42
                                                                        11762.50                             9338.40
'01                                                                     10943.80                             8996.62
                                                                        10640.70                             8374.95
'02                                                                      9564.91                             7646.33

 COMMENTS

The Dow(SM) Target 5 January Portfolio lost (12.60)% versus a loss of (15.00)% for the Dow Jones Industrial Average one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while JP Morgan Chase & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,701   Eastman Kodak Co. (1)...............  $ 59,603    27.1
 1,303   Exxon Mobil Corp. (2)...............    45,527    20.8
 1,275   International Paper Co. (3).........    44,587    20.3
 1,418   JP Morgan Chase & Co. (5)...........    34,032    15.5
 1,312   SBC Communications, Inc. (4)........    35,568    16.2
                                               --------   -----
         TOTAL COMMON STOCKS.................  $219,317    99.9
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$3,000   US Bank 1.05% due 01/02/03
          Repurchase price $3,000
          Collateralized by Freddie Mac
          Mortgage
          Back Pool #G11298
          Fair Value: $3,060
          Face Value: $3,113
          Due: 08/01/17
          Interest: 5.00%....................  $  3,000     1.4
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  3,000     1.4
                                               --------   -----
         TOTAL HOLDINGS (COST $271,414)
          (a)................................  $222,317   101.3
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (2,749)   (1.3)
                                               --------   -----
         NET ASSETS..........................  $219,568   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Oil, Energy & Natural Gas
 3.  Paper & Related
 4.  Telecommunications & Related
 5.  Financial Services

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -7.48%
Since inception (2/1/00)                     3.70%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                   DOW(SM) TARGET 5 --
                                                   FEBRUARY PORTFOLIO
                                                  (COMMENCED OPERATIONS       DOW JONES INDUSTRIAL
                                                    FEBRUARY 1, 2000)                AVERAGE
                                                  ---------------------       --------------------
02/01/00                                                10000.00                    10000.00
                                                         9034.00                     9614.00
'00                                                     12191.40                     9994.71
                                                        13035.00                     9809.81
'01                                                     12013.10                     9450.77
                                                        12267.80                     8797.72
'02                                                     11114.60                     8032.32

 COMMENTS

The Dow(SM) Target 5 February Portfolio lost (7.48)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while JP Morgan & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 2,038   Eastman Kodak Co. (1)...............  $ 71,411    27.8
 1,503   Exxon Mobil Corp. (2)...............    52,515    20.5
 1,406   International Paper Co. (3).........    49,168    19.1
 1,760   JP Morgan Chase & Co. (5)...........    42,240    16.4
 1,602   SBC Communications, Inc. (4)........    43,430    16.9
                                               --------   -----
         TOTAL COMMON STOCKS.................  $258,764   100.7
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$2,000   US Bank 1.05% due 01/02/03
          Repurchase price $2,000
          Collateralized by Freddie Mac
          Mortgage
          Back Pool #G11298
          Fair Value: $2,040
          Face Value: $2,075
          Due: 08/01/17
          Interest: 5.00%....................  $  2,000     0.8
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  2,000     0.8
                                               --------   -----
         TOTAL HOLDINGS (COST $301,674)
          (a)................................  $260,764   101.5
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (3,829)   (1.5)
                                               --------   -----
         NET ASSETS..........................  $256,935   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Oil, Energy & Natural Gas
 3.  Paper & Related
 4.  Telecommunications
 5.  Financial Services

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -8.94%
Since inception (3/1/00)                     6.23%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                DOW(SM) TARGET 5 -- MARCH
                                                  PORTFOLIO (COMMENCED        DOW JONES INDUSTRIAL
                                                OPERATIONS MARCH 1, 2000)            AVERAGE
                                                -------------------------     --------------------
03/01/00                                                10000.00                    10000.00
                                                        10182.00                    10366.00
'00                                                     13657.10                    10776.50
                                                        14301.70                    10577.10
'01                                                     13028.90                    10190.00
                                                        13271.20                     9485.88
'02                                                     11864.50                     8660.60

 COMMENTS

The Dow(SM) Target 5 March Portfolio lost (8.94)% versus a loss (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for period while SBC Communications, Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,968   Eastman Kodak Co. (1)...............  $ 68,959    25.9
 1,523   Exxon Mobil Corp. (2)...............    53,213    20.0
 1,411   International Paper Co. (4).........    49,343    18.5
 2,153   JP Morgan Chase & Co. (3)...........    51,672    19.4
 1,649   SBC Communications, Inc. (5)........    44,704    16.8
                                               --------   -----
         TOTAL COMMON STOCKS.................  $267,891   100.6
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$2,000   US Bank 1.05% due 01/02/03
          Repurchase price $2,000
          Collateralized by Freddie Mac
          Mortgage
          Back Pool #G11298
          Fair Value: $2,040
          Face Value: $2,075
          Due: 08/01/17
          Interest: 5.00%....................  $  2,000     0.7
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  2,000     0.7
                                               --------   -----
         TOTAL HOLDINGS (COST $340,722)
          (a)................................  $269,891   101.3
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (3,558)   (1.3)
                                               --------   -----
         NET ASSETS..........................  $266,333   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Oil, Energy & Natural Gas
 3.  Financial Services
 4.  Paper & Related
 5.  Telecommunications & Related

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002
AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -9.53%
Since inception (4/3/00)                     0.24%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                DOW(SM) TARGET 5 -- APRIL
                                                  PORTFOLIO (COMMENCED        DOW JONES INDUSTRIAL
                                                OPERATIONS APRIL 3, 2000)            AVERAGE
                                                -------------------------     --------------------
04/03/00                                                10000.00                    10000.00
                                                         9204.00                     9601.00
'00                                                     12451.20                     9981.20
                                                        12538.30                     9796.55
'01                                                     11126.50                     9437.99
                                                        10880.60                     8785.83
'02                                                     10066.80                     8021.46

 COMMENTS

The Dow(SM) Target 5 April Portfolio lost (9.53)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for period while JP Morgan Chase & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,514   Eastman Kodak Co. (1)...............  $ 53,051    27.2
   971   E.I. DuPont de Nemours and Co.
          (2)................................    41,170    21.0
 1,094   International Paper Co. (3).........    38,257    19.6
 1,322   JP Morgan Chase & Co. (5)...........    31,728    16.2
 1,247   SBC Communications, Inc. (4)........    33,806    17.3
                                               --------   -----
         TOTAL COMMON STOCKS.................  $198,012   101.3
                                               --------   -----
         TOTAL HOLDINGS (COST $249,246)
          (a)................................  $198,012   101.3
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (2,626)   (1.3)
                                               --------   -----
         NET ASSETS..........................  $195,386   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Chemicals
 3.  Paper & Related
 4.  Telecommunications & Related
 5.  Financial Services

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One Year                                   -14.22%
Since inception (5/1/00)                     0.14%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                 DOW(SM) TARGET 5 -- MAY
                                                  PORTFOLIO (COMMENCED        DOW JONES INDUSTRIAL
                                                 OPERATIONS MAY 1, 2000)             AVERAGE
                                                 -----------------------      --------------------
05/01/00                                                10000.00                    10000.00
                                                         9544.00                     9764.00
'00                                                     12893.90                    10150.70
                                                        13187.90                     9962.87
'01                                                     11699.00                     9598.23
                                                        11302.40                     8934.99
'02                                                     10036.50                     8157.64

 COMMENTS

The Dow(SM) Target 5 May Portfolio lost (14.22)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while JP Morgan Chase & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,291   Eastman Kodak Co. (1)...............  $ 45,237    25.1
 1,339   General Electric (4)................    32,605    18.1
 1,055   International Paper Co. (3).........    36,893    20.4
 1,203   JP Morgan Chase & Co. (5)...........    28,872    16.0
 1,370   SBC Communications, Inc. (2)........    37,140    20.6
                                               --------   -----
         TOTAL COMMON STOCKS.................  $180,747   100.2
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$2,000   US Bank 1.05% due 01/02/03
          Repurchase price $2,000
          Collateralized by Freddie Mac
          Mortgage
          Back Pool #G11298
          Fair Value: $2,040
          Face Value: $2,075
          Due: 08/01/17
          Interest: 5.00%....................  $  2,000     1.1
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  2,000     1.1
                                               --------   -----
         TOTAL HOLDINGS (COST $242,040)
          (a)................................  $182,747   101.3
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (2,408)   (1.3)
                                               --------   -----
         NET ASSETS..........................  $180,339   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Telecommunications & Related
 3.  Paper & Related
 4.  Electrical Equipment
 5.  Financial Services

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -11.69%
Since inception (6/1/00)                    -2.00%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                DOW(SM) TARGET 5 -- JUNE
                                                  PORTFOLIO (COMMENCED        DOW JONES INDUSTRIAL
                                                OPERATIONS JUNE 1, 2000)             AVERAGE
                                                ------------------------      --------------------
06/01/00                                                10000.00                    10000.00
                                                         9347.00                     9941.00
'00                                                     11735.20                    10334.70
                                                        12083.70                    10143.50
'01                                                     10748.40                     9772.22
                                                        10546.40                     9096.96
'02                                                      9492.79                     8305.53

 COMMENTS

The Dow(SM) Target 5 June Portfolio lost (11.69)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while JP Morgan Chase & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 1,249   Eastman Kodak Co. (1)...............  $ 43,765    24.9
 1,075   Exxon Mobil Corp. (2)...............    37,561    21.4
   984   International Paper Co. (3).........    34,410    19.6
 1,175   JP Morgan Chase & Co. (5)...........    28,200    16.1
 1,225   SBC Communications, Inc. (4)........    33,210    18.9
                                               --------   -----
         TOTAL COMMON STOCKS.................  $177,146   100.9
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$2,000   US Bank 1.05% due 01/02/03
          Repurchase price $2,000
          Collateralized by Freddie Mac
          Mortgage
          Back Pool #G11298
          Fair Value: $2,040
          Face Value: $2,075
          Due: 08/01/17
          Interest: 5.00%....................  $  2,000     1.2
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  2,000     1.2
                                               --------   -----
         TOTAL HOLDINGS (COST $231,900)
          (a)................................  $179,146   102.1
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (3,614)   (2.1)
                                               --------   -----
         NET ASSETS..........................  $175,532   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Oil, Energy & Natural Gas
 3.  Paper & Related
 4.  Telecommunications & Related
 5.  Financial Services

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -10.79%
Since inception (7/3/00)                    -0.04%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                           DOW(SM) TARGET 5 -- JULY PORTFOLIO
                                                           (COMMENCED OPERATIONS JULY 3, 2000)     DOW JONES INDUSTRIAL AVERAGE
                                                           -----------------------------------     ----------------------------
07/03/00                                                                10000.00                             10000.00
'00                                                                     11824.00                             10396.00
                                                                        12511.00                             10203.70
'01                                                                     11197.30                              9830.22
                                                                        10942.00                              9150.95
'02                                                                      9990.07                              8354.82

 COMMENTS

The Dow(SM) Target 5 July Portfolio lost (10.79)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while JP Morgan Chase & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 2,629   Eastman Kodak Co. (1)...............  $ 92,120    27.1
 2,549   General Electric (4)................    62,068    18.3
 1,802   International Paper Co. (3).........    63,016    18.5
 2,330   JP Morgan Chase & Co. (5)...........    55,920    16.4
 2,528   SBC Communications, Inc. (2)........    68,534    20.2
                                               --------   -----
         TOTAL COMMON STOCKS.................  $341,658   100.5
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$1,000   US Bank 1.05% due 01/02/03
          Repurchase price $1,000
          Collateralized by Freddie Mac
          Mortgage
          Back Pool #G11298
          Fair Value: $1,020
          Face Value: $1,038
          Due: 08/01/17
          Interest: 5.00%....................  $  1,000     0.3
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  1,000     0.3
                                               --------   -----
         TOTAL HOLDINGS (COST $336,700)
          (a)................................  $342,658   100.8
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (2,633)   (0.8)
                                               --------   -----
         NET ASSETS..........................  $340,025   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Telecommunications & Related
 3.  Paper & Related
 4.  Electrical Equipment
 5.  Financial Services

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One Year                                    -1.13%
Since inception (8/1/00)                     7.57%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                          DOW(SM) TARGET 5 -- AUGUST PORTFOLIO
                                                            (COMMENCED OPERATIONS AUGUST 1,
                                                                         2000)                     DOW JONES INDUSTRIAL AVERAGE
                                                          ------------------------------------     ----------------------------
08/01/00                                                                10000.00                             10000.00
'00                                                                     11842.00                             10317.00
                                                                        12114.40                             10126.10
'01                                                                     12064.70                              9755.52
                                                                        12462.80                              9081.41
'02                                                                     11929.40                              8291.33

 COMMENTS

The Dow(SM) Target 5 August Portfolio lost (1.13)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while International Paper Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                FAIR
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
2,175    Eastman Kodak Co. (1)..............  $ 76,212    22.8
1,897    Exxon Mobil Corp. (3)..............    66,281    19.8
1,700    International Paper Co. (5)........    59,449    17.7
2,717    J P Morgan Chase & Co. (4).........    65,208    19.5
2,569    SBC Communications, Inc. (2).......    69,646    20.8
                                              --------   -----
         TOTAL COMMON STOCKS................  $336,796   100.6
                                              --------   -----

 FACE                                           FAIR
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$1,000   US Bank 1.05% due 01/02/03
          Repurchase price $1,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $1,020
          Face Value: $1,038
          Due: 08/01/17
          Interest: 5.00%...................  $  1,000     0.3
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  1,000     0.3
                                              --------   -----
         TOTAL HOLDINGS (COST $365,627)
          (a)...............................  $337,796   100.9
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (2,983)   (0.9)
                                              --------   -----
         NET ASSETS.........................  $334,813   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Telecommunications & Related
 3.  Oil, Energy & Natural Gas
 4.  Financial Services
 5.  Paper & Related

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -13.71%
Since inception (9/1/99)                    -7.37%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                               DOW(SM) TARGET 5 -- SEPTEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     SEPTEMBER 1, 1999)            DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
09/01/99                                                                 10000.00                           10000.00
'99                                                                       7521.00                           10668.00
                                                                          6760.63                            9763.35
'00                                                                       8789.49                           10150.00
                                                                          9000.44                            9962.21
'01                                                                       8995.94                            9597.59
                                                                          8861.90                            8934.40
'02                                                                       7763.02                            8157.10

 COMMENTS

The Dow(SM) Target 5 September Portfolio lost (13.71)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Eastman Kodak Company was the best performing stock for the period while JP Morgan Chase & Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                FAIR
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,317    Eastman Kodak (1)..................  $ 46,148    23.1
1,143    Exxon Mobil Corp. (3)..............    39,936    19.9
1,085    International Paper Co. (4)........    37,943    19.0
1,521    JP Morgan Chase & Co. (5)..........    36,504    18.2
1,568    SBC Communications, Inc. (2).......    42,508    21.2
                                              --------   -----
         TOTAL COMMON STOCKS................  $203,039   101.4
                                              --------   -----

 FACE                                           FAIR
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$1,000   US Bank 1.05% due 01/02/03
          Repurchase price $1,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $1,020
          Face Value: $1,038
          Due: 08/01/17
          Interest: 5.00%...................  $  1,000     0.5
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  1,000     0.5
                                              --------   -----
         TOTAL HOLDINGS (COST $229,780)
          (a)...............................  $204,039   101.9
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (3,753)   (1.9)
                                              --------   -----
         NET ASSETS.........................  $200,286   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Photo Equipment
 2.  Telecommunications & Related
 3.  Oil, Energy & Natural Gas
 4.  Paper & Related
 5.  Financial Services

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -5.89%
Since inception (10/1/99)                   -3.08%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                           DOW(SM) TARGET 5 -- OCTOBER PORTFOLIO
                                                            (COMMENCED OPERATIONS OCTOBER 1,
                                                                          1999)                    DOW JONES INDUSTRIAL AVERAGE
                                                           -------------------------------------   ----------------------------
10/01/99                                                                10000.00                             10000.00
'99                                                                      8530.00                             11162.00
                                                                         7389.54                             10215.50
'00                                                                      9304.17                             10620.00
                                                                         9270.67                             10423.50
'01                                                                      9601.64                             10042.00
                                                                         9886.81                              9348.12
'02                                                                      9036.54                              8534.83

 COMMENTS

The Dow(SM) Target 5 October Portfolio lost (5.89)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. SBC Communications, Inc. was the best performing stock for the period while Honeywell International, Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                FAIR
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,957    Alcoa Inc. (4).....................  $ 44,581    19.4
1,357    Eastman Kodak Co. (3)..............    47,549    20.6
1,686    Honeywell International Inc. (5)...    40,464    17.6
2,060    JP Morgan Chase & Co. (2)..........    49,440    21.4
1,874    SBC Communications, Inc. (1).......    50,804    22.1
                                              --------   -----
         TOTAL COMMON STOCKS................  $232,838   101.1
                                              --------   -----

 FACE                                           FAIR
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$1,000   US Bank 1.05% due 01/02/03
          Repurchase price $1,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $1,020
          Face Value: $1,038
          Due: 08/01/17
          Interest: 5.00%...................  $  1,000     0.4
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  1,000     0.4
                                              --------   -----
         TOTAL HOLDINGS (COST $233,956)
          (a)...............................  $233,838   101.5
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (3,488)   (1.5)
                                              --------   -----
         NET ASSETS.........................  $230,350   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Financial Services
 3.  Photo Equipment
 4.  Metals & Mining
 5.  Aerospace

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -15.38%
Since inception (11/1/99)                   -8.75%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                               DOW(SM) TARGET 5 -- NOVEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     NOVEMBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
11/01/99                                                                 10000.00                           10000.00
'99                                                                       9978.00                           10748.00
                                                                          7395.69                            9836.57
'00                                                                       8650.74                           10226.10
                                                                          9497.65                           10036.90
'01                                                                       8846.11                            9669.56
                                                                          8632.92                            9001.40
'02                                                                       7486.47                            8218.28

 COMMENTS

The Dow(SM) Target 5 November Portfolio lost (15.38)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. JP Morgan Chase & Company was the best performing stock for the period while General Electric Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                FAIR
SHARES   COMMON STOCKS                         VALUE       %
--------------------------------------------------------------
1,961    General Electric (5)...............  $ 47,750    18.5
1,515    General Motors Corp. (2)...........    55,843    21.6
2,036    Honeywell International Inc. (4)...    48,864    18.9
2,344    JP Morgan Chase & Co. (1)..........    56,256    21.8
1,901    SBC Communications, Inc. (3).......    51,536    19.9
                                              --------   -----
         TOTAL COMMON STOCKS................  $260,249   100.7
                                              --------   -----

 FACE                                           FAIR
AMOUNT   REPURCHASE AGREEMENTS                 VALUE       %
--------------------------------------------------------------
$1,000   US Bank 1.05% due 01/02/03
          Repurchase price $1,000
          Collateralized by Freddie Mac
          Mortgage Back Pool #G11298
          Fair Value: $1,020
          Face Value: $1,038
          Due: 08/01/17
          Interest: 5.00%...................  $  1,000     0.4
                                              --------   -----
         TOTAL REPURCHASE AGREEMENTS........  $  1,000     0.4
                                              --------   -----
         TOTAL HOLDINGS (COST $293,730)
          (a)...............................  $261,249   101.1
                                              --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES.......................    (2,742)   (1.1)
                                              --------   -----
         NET ASSETS.........................  $258,507   100.0
                                              ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Financial Services
 2.  Automotive & Related
 3.  Telecommunications & Related
 4.  Aerospace
 5.  Electrical Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN:

One year                                   -17.55%
Since inception (12/1/99)                   -2.59%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                               DOW(SM) TARGET 5 -- DECEMBER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     DECEMBER 1, 1999)             DOW JONES INDUSTRIAL AVERAGE
                                                              -------------------------------      ----------------------------
12/01/99                                                                 10000.00                           10000.00
'99                                                                      10016.00                           10581.00
                                                                          7981.75                            9683.73
'00                                                                      10721.90                           10067.20
                                                                         11441.30                            9880.96
'01                                                                      11187.30                            9519.32
                                                                         10815.90                            8861.54
'02                                                                       9225.97                            8090.58

 COMMENTS

The Dow(SM) Target 5 December Portfolio lost (17.55)% versus a loss of (15.00)% for the Dow Jones Industrial Average for the one year period ending December 31, 2002. Honeywell International, Inc. was the best performing stock for the period while General Electric Company lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                 FAIR
SHARES               COMMON STOCKS              VALUE       %
---------------------------------------------------------------
  2,000   AT&T Corp. (1).....................  $ 52,220    19.8
  2,064   General Electric (4)...............    50,258    19.1
  2,292   Honeywell International, Inc.
           (2)...............................    55,008    20.8
  2,224   JP Morgan Chase & Co. (3)..........    53,376    20.2
  1,950   SBC Communications, Inc. (1).......    52,865    20.0
                                               --------   -----
          TOTAL COMMON STOCKS................  $263,727    99.9
                                               --------   -----

 FACE                                            FAIR
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$31,000   US Bank 1.05% due 01/02/03
           Repurchase price $31,002
           Collateralized by Freddie Mac
           Mortgage Back Pool #G11298
           Fair Value: $31,621
           Face Value: $32,168
           Due: 08/01/17
           Interest: 5.00%...................  $ 31,000    11.7
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS........  $ 31,000    11.7
                                               --------   -----
          TOTAL HOLDINGS (COST $355,731)
           (a)...............................  $294,727   111.6
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................   (30,616)  (11.6)
                                               --------   -----
          NET ASSETS.........................  $264,111   100.0
                                               ========   =====

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Aerospace
 3.  Financial Services
 4.  Electrical Equipment

The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2002

                                                                                    PORTFOLIOS
                                                  -------------------------------------------------------------------------------
                                                  JANUARY (10)   FEBRUARY (10)   MARCH (10)   APRIL (10)   MAY (10)    JUNE (10)
                                                  ------------   -------------   ----------   ----------   ---------   ----------
Assets:
  Investments in securities, at cost............    $462,077       $ 970,602     $ 990,115    $ 785,861    $ 891,634   $1,227,863
                                                    ========       =========     =========    =========    =========   ==========
  Investments in securities, at fair value......    $384,032       $ 858,436     $ 841,621    $ 737,154    $ 757,262   $1,056,148
  Cash in bank..................................         947             649           682           20          859            0
  Receivable for securities sold................           0               0             0            0            0        5,068
  Dividends & accrued interest receivable.......         879           1,837         1,804        1,579        2,145        2,263
  Due from advisor..............................         322              95            82          255          108            0
                                                    --------       ---------     ---------    ---------    ---------   ----------
    Total Assets................................     386,180         861,017       844,189      739,008      760,374    1,063,479
                                                    --------       ---------     ---------    ---------    ---------   ----------
Liabilities:
  Cash overdraft................................           0               0             0            0            0          818
  Payable for fund interests redeemed...........          13              32            32           28           28           39
  Payable for investment management services
    (note 3)....................................         517             540           517          635          501          551
  Accrued audit fees............................       1,078           1,082         1,073        1,058        1,071        1,077
  Accrued custody expense.......................       1,479             820           754          655          673          768
  Accrued accounting fees.......................       2,219             402           561          499          682          318
  Accrued printing expense......................       1,316           1,138         1,567        1,630        1,565        1,057
  Other accrued expenses........................       2,053             778         1,273        1,252        1,066          943
                                                    --------       ---------     ---------    ---------    ---------   ----------
    Total Liabilities...........................       8,675           4,792         5,777        5,757        5,586        5,571
                                                    --------       ---------     ---------    ---------    ---------   ----------
Net assets......................................    $377,505       $ 856,225     $ 838,412    $ 733,251    $ 754,788   $1,057,908
                                                    ========       =========     =========    =========    =========   ==========
Net assets consist of:
  Par value, $1 per membership interest.........    $ 46,174       $ 101,366     $ 104,938    $  84,323    $  93,659   $  135,507
  Paid-in capital in excess of par value........     513,040         916,505       952,662      936,710      877,147    1,295,649
  Accumulated net realized loss on
    investments.................................     (99,571)        (25,751)      (52,894)    (217,145)     (68,343)    (189,936)
  Net unrealized depreciation on investments....     (78,045)       (112,166)     (148,494)     (48,707)    (134,372)    (171,715)
  Distributions in excess of net investment
    income......................................      (4,093)        (23,729)      (17,800)     (21,930)     (13,303)     (11,597)
                                                    --------       ---------     ---------    ---------    ---------   ----------
Net assets......................................    $377,505       $ 856,225     $ 838,412    $ 733,251    $ 754,788   $1,057,908
                                                    ========       =========     =========    =========    =========   ==========
Membership interest outstanding.................      46,174         101,366       104,938       84,323       93,659      135,507
Net asset value per membership interest.........    $   8.18       $    8.45     $    7.99    $    8.70    $    8.06   $     7.81
                                                    ========       =========     =========    =========    =========   ==========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2002

                                                                                PORTFOLIOS
                                         ----------------------------------------------------------------------------------------
                                         JULY (10)    AUGUST (10)   SEPTEMBER (10)   OCTOBER (10)   NOVEMBER (10)   DECEMBER (10)
                                         ----------   -----------   --------------   ------------   -------------   -------------
Assets:
  Investments in securities, at cost...  $1,119,510    $ 731,248      $ 710,826       $ 627,131       $ 732,797       $ 492,629
                                         ==========    =========      =========       =========       =========       =========
  Investments in securities, at fair
    value..............................  $  977,606    $ 647,968      $ 627,507       $ 625,783       $ 657,468       $ 439,366
  Cash in bank.........................         455           66            778             517             458             305
  Receivable for fund interests sold...           0            0              0               0               0             122
  Dividends & accrued interest
    receivable.........................       3,013        1,380          1,276           1,310           1,449           1,214
  Due from advisor.....................          14          163            196             235             251             326
                                         ----------    ---------      ---------       ---------       ---------       ---------
    Total Assets.......................     981,088      649,577        629,757         627,845         659,626         441,333
                                         ----------    ---------      ---------       ---------       ---------       ---------
Liabilities:
  Payable for securities purchased.....           0            0              0               0               0          30,021
  Payable for fund interests
    redeemed...........................          34           24             23              23              24               1
  Payable for investment management
    services (note 3)..................         521          496            521             558             590             516
  Accrued audit fees...................       1,093        1,194          1,040           1,068           1,175           1,251
  Accrued custody expense..............         636          859            804             723             530             596
  Accrued accounting fees..............         803          794            729             172           1,001           1,275
  Accrued printing expense.............       1,206        1,045          1,012           1,280           1,084           1,024
  Other accrued expenses...............       1,093          946            763             800             956             908
                                         ----------    ---------      ---------       ---------       ---------       ---------
    Total Liabilities..................       5,386        5,358          4,892           4,624           5,360          35,592
                                         ----------    ---------      ---------       ---------       ---------       ---------
Net assets.............................  $  975,702    $ 644,219      $ 624,865       $ 623,221       $ 654,266       $ 405,741
                                         ==========    =========      =========       =========       =========       =========
Net assets consist of:
  Par value, $1 per membership
    interest...........................  $  127,371    $  84,795      $  82,768       $  71,413       $  84,784       $  50,357
  Paid-in capital in excess of par
    value..............................   1,121,677      810,244        850,579         702,860         839,441         562,761
  Accumulated net realized loss on
    investments........................    (127,657)    (162,747)      (222,188)       (146,532)       (192,276)       (153,004)
  Net unrealized depreciation on
    investments........................    (141,904)     (83,280)       (83,319)         (1,348)        (75,329)        (53,263)
  Distributions in excess of net
    investment income..................      (3,785)      (4,793)        (2,975)         (3,172)         (2,354)         (1,110)
                                         ----------    ---------      ---------       ---------       ---------       ---------
Net assets.............................  $  975,702    $ 644,219      $ 624,865       $ 623,221       $ 654,266       $ 405,741
                                         ==========    =========      =========       =========       =========       =========
Membership interest outstanding........     127,371       84,795         82,768          71,413          84,784          50,357
Net asset value per membership
  interest.............................  $     7.66    $    7.60      $    7.55       $    8.73       $    7.72       $    8.06
                                         ==========    =========      =========       =========       =========       =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2002

                                                                                        PORTFOLIOS
                                                         ------------------------------------------------------------------------
                                                         JANUARY (5)   FEBRUARY (5)   MARCH (5)   APRIL (5)   MAY (5)    JUNE (5)
                                                         -----------   ------------   ---------   ---------   --------   --------
Assets:
  Investments in securities, at cost...................   $268,414       $299,674     $338,722    $249,246    $240,040   $229,900
                                                          ========       ========     ========    ========    ========   ========
  Investments in securities, at fair value.............   $219,317       $258,764     $267,891    $198,012    $180,747   $177,146
  Repurchase agreements, at cost.......................      3,000          2,000        2,000           0       2,000      2,000
  Cash in bank.........................................        547            115           75         861         781        100
  Dividends & accrued interest receivable..............          0              0            0           0         255          0
  Due from advisor.....................................        492            361          379         476         517        354
                                                          --------       --------     --------    --------    --------   --------
    Total Assets.......................................    223,356        261,240      270,345     199,349     184,300    179,600
                                                          --------       --------     --------    --------    --------   --------
Liabilities:
  Payable for fund interests redeemed..................          6             85            9           7           6          7
  Payable for investment management services (note
    3).................................................        327            379          396         287         274        355
  Accrued audit fees...................................      1,146          1,080        1,176       1,195       1,195      1,228
  Accrued custody expense..............................        721            620          612         739         724        623
  Accrued accounting fees..............................        370          1,100          780         888         766        922
  Accrued printing expense.............................        500            331          447         334         435        383
  Other accrued expenses...............................        718            710          592         513         561        550
                                                          --------       --------     --------    --------    --------   --------
    Total Liabilities..................................      3,788          4,305        4,012       3,963       3,961      4,068
                                                          --------       --------     --------    --------    --------   --------
Net assets.............................................   $219,568       $256,935     $266,333    $195,386    $180,339   $175,532
                                                          ========       ========     ========    ========    ========   ========
Net assets consist of:
  Par value, $1 per membership interest................   $ 25,788       $ 27,929     $ 31,762    $ 26,118    $ 25,800   $ 22,451
  Paid-in capital in excess of par value...............    239,083        246,094      296,864     223,622     228,650    242,611
  Accumulated net realized gain (loss) on
    investments........................................      6,664         25,891       11,908      (1,576)    (12,911)   (35,890)
  Net unrealized depreciation on investments...........    (49,097)       (40,910)     (70,831)    (51,234)    (59,293)   (52,754)
  Distributions in excess of net investment income.....     (2,870)        (2,069)      (3,370)     (1,544)     (1,907)      (886)
                                                          --------       --------     --------    --------    --------   --------
Net assets.............................................   $219,568       $256,935     $266,333    $195,386    $180,339   $175,532
                                                          ========       ========     ========    ========    ========   ========
Membership interest outstanding........................     25,788         27,929       31,762      26,118      25,800     22,451
Net asset value per membership interest................   $   8.51       $   9.20     $   8.39    $   7.48    $   6.99   $   7.82
                                                          ========       ========     ========    ========    ========   ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2002

                                                                                   PORTFOLIOS
                                                ---------------------------------------------------------------------------------
                                                JULY (5)   AUGUST (5)   SEPTEMBER (5)   OCTOBER (5)   NOVEMBER (5)   DECEMBER (5)
                                                --------   ----------   -------------   -----------   ------------   ------------
Assets:
  Investments in securities, at cost..........  $335,700    $364,627      $228,780       $232,956       $292,730       $324,731
                                                ========    ========      ========       ========       ========       ========
  Investments in securities, at fair value....  $341,658    $336,796      $203,039       $232,838       $260,249       $263,727
  Repurchase agreements, at cost..............     1,000       1,000         1,000          1,000          1,000         31,000
  Cash in bank................................       687         829           577            250            107            773
  Receivable for fund interests sold..........         0           0             0              0              0          1,283
  Dividends & accrued interest receivable.....       484           0             0              0            373            680
  Due from advisor............................       167         268           399            545            407            364
                                                --------    --------      --------       --------       --------       --------
    Total Assets..............................   343,996     338,893       205,015        234,633        262,136        297,827
                                                --------    --------      --------       --------       --------       --------
Liabilities:
  Payable for securities purchased............         0           0             0              0              0         30,041
  Payable for fund interests redeemed.........        11           9             6              6              6              1
  Payable for investment management services
    (note 3)..................................       351         443           294            328            318            354
  Accrued audit fees..........................     1,193       1,195         1,191          1,205          1,189          1,195
  Accrued custody expense.....................       604         476           822            705            647            606
  Accrued accounting fees.....................       760         780         1,205            849            487            370
  Accrued printing expense....................       577         614           495            457            360            520
  Other accrued expenses......................       475         563           716            733            622            609
                                                --------    --------      --------       --------       --------       --------
    Total Liabilities.........................     3,971       4,080         4,729          4,283          3,629         33,716
                                                --------    --------      --------       --------       --------       --------
Net assets....................................  $340,025    $334,813      $200,286       $230,350       $258,507       $264,111
                                                ========    ========      ========       ========       ========       ========
Net assets consist of:
  Par value, $1 per membership interest.......  $ 40,268    $ 30,588      $ 27,572       $ 27,494       $ 37,081       $ 32,533
  Paid-in capital in excess of par value......   352,260     324,990       215,143        231,525        289,883        295,007
  Accumulated net realized gain (loss) on
    investments...............................   (57,789)      7,614       (15,970)       (27,369)       (35,219)        (2,364)
  Net unrealized appreciation (depreciation)
    on investments............................     5,958     (27,831)      (25,741)          (118)       (32,481)       (61,004)
  Distributions in excess of net investment
    income....................................      (672)       (548)         (718)        (1,182)          (757)           (61)
                                                --------    --------      --------       --------       --------       --------
Net assets....................................  $340,025    $334,813      $200,286       $230,350       $258,507       $264,111
                                                ========    ========      ========       ========       ========       ========
Membership interest outstanding...............    40,268      30,588        27,572         27,494         37,081         32,533
Net asset value per membership interest.......  $   8.44    $  10.95      $   7.26       $   8.38       $   6.97       $   8.12
                                                ========    ========      ========       ========       ========       ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                PORTFOLIOS
                                                          ------------------------------------------------------
                                                          JANUARY (10)   FEBRUARY (10)   MARCH (10)   APRIL (10)
                                                          ------------   -------------   ----------   ----------
Investment income:
  Interest..............................................    $     61       $     126     $      71     $     71
  Dividends.............................................      18,034          39,872        36,698       34,720
                                                            --------       ---------     ---------     --------
    Total investment income.............................      18,095          39,998        36,769       34,791
                                                            --------       ---------     ---------     --------
Expenses:
  Management fees (note 3)..............................       3,000           6,692         5,846        5,869
  Custodian fees........................................       2,188           2,650         2,625        2,631
  Directors' fees.......................................         308             426           397          383
  Professional fees.....................................       1,213           1,273         1,157        1,293
  Accounting and transfer agent fees....................         976           1,600         1,351        1,516
  Printing, proxy, and postage fees.....................       1,450           3,000         2,727        2,800
  Other.................................................         173             118           143          132
                                                            --------       ---------     ---------     --------
    Total expenses......................................       9,308          15,759        14,246       14,624
                                                            --------       ---------     ---------     --------
    Less expenses voluntarily reduced or reimbursed by
      advisor (note 3)..................................      (1,598)           (122)         (170)        (645)
                                                            --------       ---------     ---------     --------
    Net expenses........................................       7,710          15,637        14,076       13,979
                                                            --------       ---------     ---------     --------
    Net investment income...............................      10,385          24,361        22,693       20,812
                                                            --------       ---------     ---------     --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...............     (31,577)        (11,192)         (454)     (72,987)
  Change in unrealized appreciation (depreciation) on
    investments.........................................     (37,137)       (145,984)     (152,764)       3,223
                                                            --------       ---------     ---------     --------
      Net loss on investments...........................     (68,714)       (157,176)     (153,218)     (69,764)
                                                            --------       ---------     ---------     --------
      Net decrease in net assets from operations........    $(58,329)      $(132,815)    $(130,525)    $(48,952)
                                                            ========       =========     =========     ========

                                                               PORTFOLIOS
                                                          ---------------------
                                                          MAY (10)    JUNE (10)
                                                          ---------   ---------
Investment income:
  Interest..............................................  $      67   $     106
  Dividends.............................................     30,801      37,488
                                                          ---------   ---------
    Total investment income.............................     30,868      37,594
                                                          ---------   ---------
Expenses:
  Management fees (note 3)..............................      5,150       6,229
  Custodian fees........................................      2,580       2,600
  Directors' fees.......................................        361         427
  Professional fees.....................................      1,247       1,132
  Accounting and transfer agent fees....................      1,280       1,516
  Printing, proxy, and postage fees.....................      2,200       2,048
  Other.................................................        117         114
                                                          ---------   ---------
    Total expenses......................................     12,935      14,066
                                                          ---------   ---------
    Less expenses voluntarily reduced or reimbursed by
      advisor (note 3)..................................       (191)          0
                                                          ---------   ---------
    Net expenses........................................     12,744      14,066
                                                          ---------   ---------
    Net investment income...............................     18,124      23,528
                                                          ---------   ---------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...............     37,958      22,859
  Change in unrealized appreciation (depreciation) on
    investments.........................................   (135,019)   (168,744)
                                                          ---------   ---------
      Net loss on investments...........................    (97,061)   (145,885)
                                                          ---------   ---------
      Net decrease in net assets from operations........  $ (78,937)  $(122,357)
                                                          =========   =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS (CONTINUED)       FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                        PORTFOLIOS
                                                          -----------------------------------------------------------------------
                                                          JULY (10)   AUGUST (10)   SEPTEMBER (10)   OCTOBER (10)   NOVEMBER (10)
                                                          ---------   -----------   --------------   ------------   -------------
Investment income:
  Interest..............................................  $     105    $     67        $     89        $     64       $      84
  Dividends.............................................     36,622      24,263          25,321          23,100          24,307
                                                          ---------    --------        --------        --------       ---------
    Total investment income.............................     36,727      24,330          25,410          23,164          24,391
                                                          ---------    --------        --------        --------       ---------
Expenses:
  Management fees (note 3)..............................      6,127       4,078           4,232           4,001           4,045
  Custodian fees........................................      2,610       2,555           2,560           2,555           2,540
  Directors' fees.......................................        430         303             277             266             260
  Professional fees.....................................      1,219       1,194           1,194           1,193           1,220
  Accounting and transfer agent fees....................      1,516       1,066           1,116           1,066           1,066
  Printing, proxy, and postage fees.....................      2,650       1,833           1,973           1,845           1,546
  Other.................................................        116         114             118             127             126
                                                          ---------    --------        --------        --------       ---------
    Total expenses......................................     14,668      11,143          11,470          11,053          10,803
                                                          ---------    --------        --------        --------       ---------
    Less expenses voluntarily reduced or reimbursed by
      advisor (note 3)..................................        (15)       (746)           (720)           (901)           (788)
                                                          ---------    --------        --------        --------       ---------
    Net expenses........................................     14,653      10,397          10,750          10,152          10,015
                                                          ---------    --------        --------        --------       ---------
    Net investment income...............................     22,074      13,933          14,660          13,012          14,376
                                                          ---------    --------        --------        --------       ---------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...............     16,537        (260)        (17,197)        (22,618)        (57,565)
  Change in unrealized appreciation (depreciation) on
    investments.........................................   (122,793)    (62,950)        (49,707)        (17,570)        (49,244)
                                                          ---------    --------        --------        --------       ---------
      Net loss on investments...........................   (106,256)    (63,210)        (66,904)        (40,188)       (106,809)
                                                          ---------    --------        --------        --------       ---------
      Net decrease in net assets from operations........  $ (84,182)   $(49,277)       $(52,244)       $(27,176)      $ (92,433)
                                                          =========    ========        ========        ========       =========

                                                           PORTFOLIOS
                                                          -------------
                                                          DECEMBER (10)
                                                          -------------
Investment income:
  Interest..............................................    $     68
  Dividends.............................................      16,823
                                                            --------
    Total investment income.............................      16,891
                                                            --------
Expenses:
  Management fees (note 3)..............................       2,689
  Custodian fees........................................       2,510
  Directors' fees.......................................         271
  Professional fees.....................................       1,285
  Accounting and transfer agent fees....................         866
  Printing, proxy, and postage fees.....................       1,052
  Other.................................................         116
                                                            --------
    Total expenses......................................       8,789
                                                            --------
    Less expenses voluntarily reduced or reimbursed by
      advisor (note 3)..................................      (1,856)
                                                            --------
    Net expenses........................................       6,933
                                                            --------
    Net investment income...............................       9,958
                                                            --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...............     (53,142)
  Change in unrealized appreciation (depreciation) on
    investments.........................................     (25,576)
                                                            --------
      Net loss on investments...........................     (78,718)
                                                            --------
      Net decrease in net assets from operations........    $(68,760)
                                                            ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS (CONTINUED)       FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                         PORTFOLIOS
                                                          ------------------------------------------------------------------------
                                                          JANUARY (5)   FEBRUARY (5)   MARCH (5)   APRIL (5)   MAY (5)    JUNE (5)
                                                          -----------   ------------   ---------   ---------   --------   --------
Investment income:
  Interest..............................................   $     45       $     36     $     59    $     69    $     49   $     75
  Dividends.............................................      9,957         10,336       11,418       7,966       8,005     10,525
                                                           --------       --------     --------    --------    --------   --------
    Total investment income.............................     10,002         10,372       11,477       8,035       8,054     10,600
                                                           --------       --------     --------    --------    --------   --------
Expenses:
  Management fees (note 3)..............................      1,696          1,717        1,761       1,216       1,226      1,663
  Custodian fees........................................      2,465          2,460        2,465       2,445       2,445      2,450
  Directors' fees.......................................        148            136          148         114         123        169
  Professional fees.....................................      1,185          1,182        1,185       1,184       1,183      1,181
  Accounting and transfer agent fees....................        694            669          614         544         594        694
  Printing, proxy, and postage fees.....................        574            520          660         550         550        544
  Filing fees...........................................         40             37           40          31          34         46
  Other.................................................         86             86           85          85          87         86
                                                           --------       --------     --------    --------    --------   --------
    Total expenses......................................      6,888          6,807        6,958       6,169       6,242      6,833
                                                           --------       --------     --------    --------    --------   --------
    Less expenses voluntarily reduced or reimbursed by
      advisor (note 3)..................................     (2,365)        (2,227)      (2,277)     (2,922)     (2,971)    (2,432)
                                                           --------       --------     --------    --------    --------   --------
    Net expenses........................................      4,523          4,580        4,681       3,247       3,271      4,401
                                                           --------       --------     --------    --------    --------   --------
    Net investment income...............................      5,479          5,792        6,796       4,788       4,783      6,199
                                                           --------       --------     --------    --------    --------   --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...............      6,664         27,027       13,518      (1,576)    (12,911)   (35,890)
  Change in unrealized appreciation (depreciation) on
    investments.........................................    (58,843)       (55,618)     (57,358)    (25,125)    (24,615)    (6,012)
                                                           --------       --------     --------    --------    --------   --------
      Net loss on investments...........................    (52,179)       (28,591)     (43,840)    (26,701)    (37,526)   (41,902)
                                                           --------       --------     --------    --------    --------   --------
      Net decrease in net assets from operations........   $(46,700)      $(22,799)    $(37,044)   $(21,913)   $(32,743)  $(35,703)
                                                           ========       ========     ========    ========    ========   ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF OPERATIONS (CONTINUED)       FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                      PORTFOLIOS
                                                          ------------------------------------------------------------------
                                                          JULY (5)   AUGUST (5)   SEPTEMBER (5)   OCTOBER (5)   NOVEMBER (5)
                                                          --------   ----------   -------------   -----------   ------------
Investment income:
  Interest..............................................  $    104    $     56      $     58       $     51       $     44
  Dividends.............................................    11,109      11,657         7,057          8,649          8,333
                                                          --------    --------      --------       --------       --------
    Total investment income.............................    11,213      11,713         7,115          8,700          8,377
                                                          --------    --------      --------       --------       --------
Expenses:
  Management fees (note 3)..............................     1,706       2,079         1,169          1,462          1,292
  Custodian fees........................................     2,440       2,455         2,440          2,460          2,445
  Directors' fees.......................................       123         203           114            151            132
  Professional fees.....................................     1,178       1,181         1,181          1,189          1,180
  Accounting and transfer agent fees....................       594         794           594            569            644
  Printing, proxy, and postage fees.....................       558         364           440            770            455
  Filing fees...........................................        34          55            31             43             37
  Other.................................................        87          88            86             85             88
                                                          --------    --------      --------       --------       --------
    Total expenses......................................     6,720       7,219         6,055          6,729          6,273
                                                          --------    --------      --------       --------       --------
    Less expenses voluntarily reduced or reimbursed by
      advisor (note 3)..................................    (2,314)     (2,050)       (2,938)        (2,831)        (2,879)
                                                          --------    --------      --------       --------       --------
    Net expenses........................................     4,406       5,169         3,117          3,898          3,394
                                                          --------    --------      --------       --------       --------
    Net investment income...............................     6,807       6,544         3,998          4,802          4,983
                                                          --------    --------      --------       --------       --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...............   (57,789)      7,614        (2,103)         3,593        (16,944)
  Change in unrealized appreciation (depreciation) on
    investments.........................................    29,984     (17,721)      (25,764)       (20,753)       (21,864)
                                                          --------    --------      --------       --------       --------
      Net loss on investments...........................   (27,805)    (10,107)      (27,867)       (17,160)       (38,808)
                                                          --------    --------      --------       --------       --------
      Net decrease in net assets from operations........  $(20,998)   $ (3,563)     $(23,869)      $(12,358)      $(33,825)
                                                          ========    ========      ========       ========       ========

                                                           PORTFOLIOS
                                                          ------------
                                                          DECEMBER (5)
                                                          ------------
Investment income:
  Interest..............................................    $     46
  Dividends.............................................      11,108
                                                            --------
    Total investment income.............................      11,154
                                                            --------
Expenses:
  Management fees (note 3)..............................       1,691
  Custodian fees........................................       2,460
  Directors' fees.......................................         135
  Professional fees.....................................       1,181
  Accounting and transfer agent fees....................         674
  Printing, proxy, and postage fees.....................         699
  Filing fees...........................................          22
  Other.................................................          85
                                                            --------
    Total expenses......................................       6,947
                                                            --------
    Less expenses voluntarily reduced or reimbursed by
      advisor (note 3)..................................      (2,466)
                                                            --------
    Net expenses........................................       4,481
                                                            --------
    Net investment income...............................       6,673
                                                            --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...............       1,810
  Change in unrealized appreciation (depreciation) on
    investments.........................................     (62,374)
                                                            --------
      Net loss on investments...........................     (60,564)
                                                            --------
      Net decrease in net assets from operations........    $(53,891)
                                                            ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                         PORTFOLIOS
                                         ---------------------------------------------------------------------------
                                              JANUARY (10)              FEBRUARY (10)              MARCH (10)
                                         -----------------------   -----------------------   -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01     12/31/02     12/31/01     12/31/02     12/31/01
                                         ----------   ----------   ----------   ----------   ----------   ----------
From operations:
  Net investment income................  $  10,385    $   9,730    $  24,361    $  20,680    $  22,693    $  17,513
  Realized gain (loss) on
    investments........................    (31,577)      40,398      (11,192)     103,672         (454)      72,071
  Change in unrealized appreciation
    (depreciation) on investments......    (37,137)     (69,727)    (145,984)    (184,341)    (152,764)    (141,649)
                                         ---------    ---------    ----------   ----------   ----------   ----------
    Net increase (decrease) in net
      assets from operations...........    (58,329)     (19,599)    (132,815)     (59,989)    (130,525)     (52,065)
                                         ---------    ---------    ----------   ----------   ----------   ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................    (14,265)      (9,896)     (47,663)     (21,943)     (40,238)     (19,306)
    Capital gains distributions........          0            0            0            0      (15,226)           0
                                         ---------    ---------    ----------   ----------   ----------   ----------
      Total dividends and
         distributions.................    (14,265)      (9,896)     (47,663)     (21,943)     (55,464)     (19,306)
                                         ---------    ---------    ----------   ----------   ----------   ----------
From capital share transactions (note
  4):
  Received from shares sold............     42,730       75,551      373,463      144,667      114,897       84,618
  Received from dividends reinvested...     14,265        9,896       47,663       21,943       55,464       19,306
  Paid for shares redeemed.............   (153,932)    (135,639)    (553,471)    (255,046)    (155,833)    (262,365)
                                         ---------    ---------    ----------   ----------   ----------   ----------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (96,937)     (50,192)    (132,345)     (88,436)      14,528     (158,441)
                                         ---------    ---------    ----------   ----------   ----------   ----------
    Increase (decrease) in net
      assets...........................   (169,531)     (79,687)    (312,823)    (170,368)    (171,461)    (229,812)
Net Assets:
  Beginning of year....................    547,036      626,723    1,169,048    1,339,416    1,009,873    1,239,685
                                         ---------    ---------    ----------   ----------   ----------   ----------
  End of year (a)......................  $ 377,505    $ 547,036    $ 856,225    $1,169,048   $ 838,412    $1,009,873
                                         =========    =========    ==========   ==========   ==========   ==========
(a) Includes distributions in excess of
  net investment income of.............  $  (4,093)   $    (213)   $ (23,729)   $    (427)   $ (17,800)   $    (255)
                                         =========    =========    ==========   ==========   ==========   ==========

                                               PORTFOLIOS
                                         -----------------------
                                               APRIL (10)
                                         -----------------------
                                         YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01
                                         ----------   ----------
From operations:
  Net investment income................  $  20,812    $   21,916
  Realized gain (loss) on
    investments........................    (72,987)       32,062
  Change in unrealized appreciation
    (depreciation) on investments......      3,223       (75,347)
                                         ----------   ----------
    Net increase (decrease) in net
      assets from operations...........    (48,952)      (21,369)
                                         ----------   ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................    (42,355)      (23,862)
    Capital gains distributions........          0             0
                                         ----------   ----------
      Total dividends and
         distributions.................    (42,355)      (23,862)
                                         ----------   ----------
From capital share transactions (note
  4):
  Received from shares sold............    105,719        84,771
  Received from dividends reinvested...     42,355        23,862
  Paid for shares redeemed.............   (581,554)     (253,476)
                                         ----------   ----------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................   (433,480)     (144,843)
                                         ----------   ----------
    Increase (decrease) in net
      assets...........................   (524,787)     (190,074)
Net Assets:
  Beginning of year....................  1,258,038     1,448,112
                                         ----------   ----------
  End of year (a)......................  $ 733,251    $1,258,038
                                         ==========   ==========
(a) Includes distributions in excess of
  net investment income of.............  $ (21,930)   $     (387)
                                         ==========   ==========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                         PORTFOLIOS
                                         ---------------------------------------------------------------------------
                                                MAY (10)                  JUNE (10)                 JULY (10)
                                         -----------------------   -----------------------   -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01     12/31/02     12/31/01     12/31/02     12/31/01
                                         ----------   ----------   ----------   ----------   ----------   ----------
From operations:
  Net investment income................  $  18,124    $  14,858    $  23,528    $  14,462    $  22,074    $  17,531
  Realized gain (loss) on
    investments........................     37,958       53,468       22,859      (26,826)      16,537      (10,972)
  Change in unrealized appreciation
    (depreciation) on investments......   (135,019)     (85,846)    (168,744)      (2,652)    (122,793)     (58,359)
                                         ---------    ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net
      assets from operations...........    (78,937)     (17,520)    (122,357)     (15,016)     (84,182)     (51,800)
                                         ---------    ----------   ----------   ----------   ----------   ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................    (31,147)     (15,522)     (34,839)     (15,114)     (25,392)     (17,872)
                                         ---------    ----------   ----------   ----------   ----------   ----------
From capital share transactions (note
  4):
  Received from shares sold............    124,201      115,185      475,439      151,645      201,654      293,784
  Received from dividends reinvested...     31,147       15,522       34,839       15,114       25,392       17,872
  Paid for shares redeemed.............   (196,973)    (199,272)    (236,411)    (261,969)    (223,346)    (319,532)
                                         ---------    ----------   ----------   ----------   ----------   ----------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (41,625)     (68,565)     273,867      (95,210)       3,700       (7,876)
                                         ---------    ----------   ----------   ----------   ----------   ----------
    Increase (decrease) in net
      assets...........................   (151,709)    (101,607)     116,671     (125,340)    (105,874)     (77,548)
Net Assets:
  Beginning of year....................    906,497    1,008,104      941,237    1,066,577    1,081,576    1,159,124
                                         ---------    ----------   ----------   ----------   ----------   ----------
  End of year (a)......................  $ 754,788    $ 906,497    $1,057,908   $ 941,237    $ 975,702    $1,081,576
                                         =========    ==========   ==========   ==========   ==========   ==========
(a) Includes distributions in excess of
  net investment income of.............  $ (13,303)   $    (280)   $ (11,597)   $    (286)   $  (3,785)   $    (467)
                                         =========    ==========   ==========   ==========   ==========   ==========

                                               PORTFOLIOS
                                         -----------------------
                                               AUGUST (10)
                                         -----------------------
                                         YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01
                                         ----------   ----------
From operations:
  Net investment income................  $  13,933    $  13,568
  Realized gain (loss) on
    investments........................       (260)     (31,614)
  Change in unrealized appreciation
    (depreciation) on investments......    (62,950)     (14,726)
                                         ---------    ---------
    Net increase (decrease) in net
      assets from operations...........    (49,277)     (32,772)
                                         ---------    ---------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................    (18,494)     (13,800)
                                         ---------    ---------
From capital share transactions (note
  4):
  Received from shares sold............    132,173      109,120
  Received from dividends reinvested...     18,494       13,800
  Paid for shares redeemed.............   (173,087)    (280,410)
                                         ---------    ---------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (22,420)    (157,490)
                                         ---------    ---------
    Increase (decrease) in net
      assets...........................    (90,191)    (204,062)
Net Assets:
  Beginning of year....................    734,410      938,472
                                         ---------    ---------
  End of year (a)......................  $ 644,219    $ 734,410
                                         =========    =========
(a) Includes distributions in excess of
  net investment income of.............  $  (4,793)   $    (232)
                                         =========    =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                         PORTFOLIOS
                                         ---------------------------------------------------------------------------
                                             SEPTEMBER (10)             OCTOBER (10)              NOVEMBER (10)
                                         -----------------------   -----------------------   -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01     12/31/02     12/31/01     12/31/02     12/31/01
                                         ----------   ----------   ----------   ----------   ----------   ----------
From operations:
  Net investment income................  $  14,660    $  12,086    $  13,012    $  10,779    $  14,376    $   8,373
  Realized gain (loss) on
    investments........................    (17,197)      (6,573)     (22,618)      (5,478)     (57,565)     (54,573)
  Change in unrealized appreciation
    (depreciation) on investments......    (49,707)     (38,237)     (17,570)     (20,047)     (49,244)      44,695
                                         ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in net
      assets from operations...........    (52,244)     (32,724)     (27,176)     (14,746)     (92,433)      (1,505)
                                         ---------    ---------    ---------    ---------    ---------    ---------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................    (17,905)     (11,804)     (15,866)     (11,007)     (16,508)      (8,594)
                                         ---------    ---------    ---------    ---------    ---------    ---------
From capital share transactions (note
  4):
  Received from shares sold............     70,875       41,045       87,553       90,013      119,963      228,571
  Received from dividends reinvested...     17,905       11,804       15,866       11,007       16,508        8,594
  Paid for shares redeemed.............   (189,112)    (161,071)    (179,670)    (211,951)    (104,031)    (178,779)
                                         ---------    ---------    ---------    ---------    ---------    ---------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................   (100,332)    (108,222)     (76,251)    (110,931)      32,440       58,386
                                         ---------    ---------    ---------    ---------    ---------    ---------
    Increase (decrease) in net
      assets...........................   (170,481)    (152,750)    (119,293)    (136,684)     (76,501)      48,287
Net Assets:
  Beginning of year....................    795,346      948,096      742,514      879,198      730,767      682,480
                                         ---------    ---------    ---------    ---------    ---------    ---------
  End of year (a)......................  $ 624,865    $ 795,346    $ 623,221    $ 742,514    $ 654,266    $ 730,767
                                         =========    =========    =========    =========    =========    =========
(a) Includes undistributed
  (distributions in excess of) net
  investment income of.................  $  (2,975)   $     270    $  (3,172)   $    (318)   $  (2,354)   $    (222)
                                         =========    =========    =========    =========    =========    =========

                                               PORTFOLIOS
                                         -----------------------
                                              DECEMBER (10)
                                         -----------------------
                                         YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01
                                         ----------   ----------
From operations:
  Net investment income................   $  9,958    $   5,753
  Realized gain (loss) on
    investments........................    (53,142)       3,111
  Change in unrealized appreciation
    (depreciation) on investments......    (25,576)     (12,022)
                                          --------    ---------
    Net increase (decrease) in net
      assets from operations...........    (68,760)      (3,158)
                                          --------    ---------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................    (10,925)      (5,941)
                                          --------    ---------
From capital share transactions (note
  4):
  Received from shares sold............     74,528      110,949
  Received from dividends reinvested...     10,925        5,941
  Paid for shares redeemed.............    (95,246)    (166,136)
                                          --------    ---------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................     (9,793)     (49,246)
                                          --------    ---------
    Increase (decrease) in net
      assets...........................    (89,478)     (58,345)
Net Assets:
  Beginning of year....................    495,219      553,564
                                          --------    ---------
  End of year (a)......................   $405,741    $ 495,219
                                          ========    =========
(a) Includes undistributed
  (distributions in excess of) net
  investment income of.................   $ (1,110)   $    (143)
                                          ========    =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                         PORTFOLIOS
                                         ---------------------------------------------------------------------------
                                               JANUARY (5)              FEBRUARY (5)                MARCH (5)
                                         -----------------------   -----------------------   -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01     12/31/02     12/31/01     12/31/02     12/31/01
                                         ----------   ----------   ----------   ----------   ----------   ----------
From operations:
  Net investment income................   $  5,479     $  5,205     $  5,792     $  5,304     $  6,796     $  3,580
  Realized gain (loss) on
    investments........................      6,664       10,583       27,027       31,074       13,518       61,655
  Change in unrealized appreciation
    (depreciation) on investments......    (58,843)     (23,961)     (55,618)     (36,711)     (57,358)     (77,495)
                                          --------     --------     --------     --------     --------     --------
    Net increase (decrease) in net
      assets from operations...........    (46,700)      (8,173)     (22,799)        (333)     (37,044)     (12,260)
                                          --------     --------     --------     --------     --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (8,269)      (5,307)      (7,831)      (5,329)     (10,085)      (3,637)
    Capital gains distributions........          0       (8,874)      (1,136)     (24,786)      (1,610)     (61,596)
                                          --------     --------     --------     --------     --------     --------
      Total dividends and
         distributions.................     (8,269)     (14,181)      (8,967)     (30,115)     (11,695)     (65,233)
                                          --------     --------     --------     --------     --------     --------
From capital share transactions (note
  4):
  Received from shares sold............     78,681       23,220       61,166       80,031       84,416       52,580
  Received from dividends reinvested...      8,269       14,181        8,967       30,115       11,695       65,233
  Paid for shares redeemed.............    (74,101)     (31,825)     (48,926)     (47,406)     (46,134)     (47,901)
                                          --------     --------     --------     --------     --------     --------
    Increase in net assets derived from
      capital share transactions.......     12,849        5,576       21,207       62,740       49,977       69,912
                                          --------     --------     --------     --------     --------     --------
    Increase (decrease) in net
      assets...........................    (42,120)     (16,778)     (10,559)      32,292        1,238       (7,581)
Net Assets:
  Beginning of year....................    261,688      278,466      267,494      235,202      265,095      272,676
                                          --------     --------     --------     --------     --------     --------
  End of year (a)......................   $219,568     $261,688     $256,935     $267,494     $266,333     $265,095
                                          ========     ========     ========     ========     ========     ========
(a) Includes distributions in excess of
  net investment income of.............   $ (2,870)    $    (80)    $ (2,069)    $    (30)    $ (3,370)    $    (81)
                                          ========     ========     ========     ========     ========     ========

                                               PORTFOLIOS
                                         -----------------------
                                                APRIL (5)
                                         -----------------------
                                         YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01
                                         ----------   ----------
From operations:
  Net investment income................   $  4,788     $  3,806
  Realized gain (loss) on
    investments........................     (1,576)      42,803
  Change in unrealized appreciation
    (depreciation) on investments......    (25,125)     (70,749)
                                          --------     --------
    Net increase (decrease) in net
      assets from operations...........    (21,913)     (24,140)
                                          --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (6,244)      (3,865)
    Capital gains distributions........          0      (41,889)
                                          --------     --------
      Total dividends and
         distributions.................     (6,244)     (45,754)
                                          --------     --------
From capital share transactions (note
  4):
  Received from shares sold............     22,448       21,142
  Received from dividends reinvested...      6,244       45,754
  Paid for shares redeemed.............    (10,073)     (30,026)
                                          --------     --------
    Increase in net assets derived from
      capital share transactions.......     18,619       36,870
                                          --------     --------
    Increase (decrease) in net
      assets...........................     (9,538)     (33,024)
Net Assets:
  Beginning of year....................    204,924      237,948
                                          --------     --------
  End of year (a)......................   $195,386     $204,924
                                          ========     ========
(a) Includes distributions in excess of
  net investment income of.............   $ (1,544)    $    (88)
                                          ========     ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                         PORTFOLIOS
                                         ---------------------------------------------------------------------------
                                                 MAY (5)                  JUNE (5)                  JULY (5)
                                         -----------------------   -----------------------   -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01     12/31/02     12/31/01     12/31/02     12/31/01
                                         ----------   ----------   ----------   ----------   ----------   ----------
From operations:
  Net investment income................   $  4,783     $  3,827    $   6,199     $  3,405    $   6,807     $  2,973
  Realized gain (loss) on
    investments........................    (12,911)      55,107      (35,890)      38,487      (57,789)      24,517
  Change in unrealized appreciation
    (depreciation) on investments......    (24,615)     (81,813)      (6,012)     (74,193)      29,984      (45,800)
                                          --------     --------    ---------     --------    ---------     --------
    Net increase (decrease) in net
      assets from operations...........    (32,743)     (22,879)     (35,703)     (32,301)     (20,998)     (18,310)
                                          --------     --------    ---------     --------    ---------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (6,596)      (3,886)      (6,989)      (3,493)      (7,410)      (3,038)
    Capital gains distributions........          0      (55,107)           0      (38,487)           0      (24,517)
                                          --------     --------    ---------     --------    ---------     --------
      Total dividends and
         distributions.................     (6,596)     (58,993)      (6,989)     (41,980)      (7,410)     (27,555)
                                          --------     --------    ---------     --------    ---------     --------
From capital share transactions (note
  4):
  Received from shares sold............     11,384       14,927        9,965      153,975      385,210       97,663
  Received from dividends reinvested...      6,596       58,993        6,989       41,980        7,410       27,555
  Paid for shares redeemed.............    (15,411)     (14,925)    (101,986)     (10,748)    (245,716)      (9,830)
                                          --------     --------    ---------     --------    ---------     --------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................      2,569       58,995      (85,032)     185,207      146,904      115,388
                                          --------     --------    ---------     --------    ---------     --------
    Increase (decrease) in net
      assets...........................    (36,770)     (22,877)    (127,724)     110,926      118,496       69,523
Net Assets:
  Beginning of year....................    217,109      239,986      303,256      192,330      221,529      152,006
                                          --------     --------    ---------     --------    ---------     --------
  End of year (a)......................   $180,339     $217,109    $ 175,532     $303,256    $ 340,025     $221,529
                                          ========     ========    =========     ========    =========     ========
(a) Includes distributions in excess of
  net investment income of.............   $ (1,907)    $    (94)   $    (886)    $    (96)   $    (672)    $    (69)
                                          ========     ========    =========     ========    =========     ========

                                               PORTFOLIOS
                                         -----------------------
                                               AUGUST (5)
                                         -----------------------
                                         YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01
                                         ----------   ----------
From operations:
  Net investment income................   $  6,544     $  4,471
  Realized gain (loss) on
    investments........................      7,614       14,262
  Change in unrealized appreciation
    (depreciation) on investments......    (17,721)     (30,910)
                                          --------     --------
    Net increase (decrease) in net
      assets from operations...........     (3,563)     (12,177)
                                          --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (6,981)      (4,578)
    Capital gains distributions........          0      (14,262)
                                          --------     --------
      Total dividends and
         distributions.................     (6,981)     (18,840)
                                          --------     --------
From capital share transactions (note
  4):
  Received from shares sold............     55,976      230,853
  Received from dividends reinvested...      6,981       18,840
  Paid for shares redeemed.............    (77,041)      (3,826)
                                          --------     --------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................    (14,084)     245,867
                                          --------     --------
    Increase (decrease) in net
      assets...........................    (24,628)     214,850
Net Assets:
  Beginning of year....................    359,441      144,591
                                          --------     --------
  End of year (a)......................   $334,813     $359,441
                                          ========     ========
(a) Includes distributions in excess of
  net investment income of.............   $   (548)    $   (111)
                                          ========     ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                         PORTFOLIOS
                                         ---------------------------------------------------------------------------
                                              SEPTEMBER (5)              OCTOBER (5)              NOVEMBER (5)
                                         -----------------------   -----------------------   -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01     12/31/02     12/31/01     12/31/02     12/31/01
                                         ----------   ----------   ----------   ----------   ----------   ----------
From operations:
  Net investment income................   $  3,998     $  1,947     $  4,802    $   4,132     $  4,983     $  2,864
  Realized gain (loss) on
    investments........................     (2,103)       7,399        3,593       36,693      (16,944)     (14,973)
  Change in unrealized appreciation
    (depreciation) on investments......    (25,764)      (4,773)     (20,753)     (25,328)     (21,864)      20,375
                                          --------     --------     --------    ---------     --------     --------
    Net increase (decrease) in net
      assets from operations...........    (23,869)       4,573      (12,358)      15,497      (33,825)       8,266
                                          --------     --------     --------    ---------     --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (4,651)      (2,010)      (5,899)      (4,214)      (5,668)      (2,955)
    Capital gains distributions........          0            0            0            0            0            0
                                          --------     --------     --------    ---------     --------     --------
      Total dividends and
         distributions.................     (4,651)      (2,010)      (5,899)      (4,214)      (5,668)      (2,955)
                                          --------     --------     --------    ---------     --------     --------
From capital share transactions (note
  4):
  Received from shares sold............     27,387       13,023       23,752       96,963       92,036       79,429
  Received from dividends reinvested...      4,651        2,010        5,899        4,214        5,668        2,955
  Paid for shares redeemed.............     (9,126)      (7,743)     (53,083)    (182,924)     (38,595)     (44,225)
                                          --------     --------     --------    ---------     --------     --------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................     22,912        7,290      (23,432)     (81,747)      59,109       38,159
                                          --------     --------     --------    ---------     --------     --------
    Increase (decrease) in net
      assets...........................     (5,608)       9,853      (41,689)     (70,464)      19,616       43,470
Net Assets:
  Beginning of year....................    205,894      196,041      272,039      342,503      238,891      195,421
                                          --------     --------     --------    ---------     --------     --------
  End of year (a)......................   $200,286     $205,894     $230,350    $ 272,039     $258,507     $238,891
                                          ========     ========     ========    =========     ========     ========
(a) Includes distributions in excess of
  net investment income of.............   $   (718)    $    (65)    $ (1,182)   $     (85)    $   (757)    $    (72)
                                          ========     ========     ========    =========     ========     ========

                                               PORTFOLIOS
                                         -----------------------
                                              DECEMBER (5)
                                         -----------------------
                                         YEAR ENDED   YEAR ENDED
                                          12/31/02     12/31/01
                                         ----------   ----------
From operations:
  Net investment income................   $  6,673     $  2,812
  Realized gain (loss) on
    investments........................      1,810       11,923
  Change in unrealized appreciation
    (depreciation) on investments......    (62,374)      (2,124)
                                          --------     --------
    Net increase (decrease) in net
      assets from operations...........    (53,891)      12,611
                                          --------     --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income...........................     (6,682)      (2,908)
    Capital gains distributions........          0      (16,097)
                                          --------     --------
      Total dividends and
         distributions.................     (6,682)     (19,005)
                                          --------     --------
From capital share transactions (note
  4):
  Received from shares sold............     36,536       56,905
  Received from dividends reinvested...      6,682       19,005
  Paid for shares redeemed.............    (37,922)     (50,721)
                                          --------     --------
    Increase (decrease) in net assets
      derived from capital share
      transactions.....................      5,296       25,189
                                          --------     --------
    Increase (decrease) in net
      assets...........................    (55,277)      18,795
Net Assets:
  Beginning of year....................    319,388      300,593
                                          --------     --------
  End of year (a)......................   $264,111     $319,388
                                          ========     ========
(a) Includes distributions in excess of
  net investment income of.............   $    (61)    $    (52)
                                          ========     ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                JANUARY (10)                                       FEBRUARY (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       1/4/99(c)      ENDED       ENDED       ENDED       2/1/99(c)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  9.47     $  9.98     $ 10.03       $ 10.00      $  9.81     $ 10.45     $ 10.25       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.19        0.16        0.19          0.19         0.15        0.17        0.35          0.17
  Net realized & unrealized
    gain (loss) on
    investments..............    (1.21)      (0.51)      (0.05)         0.09        (1.13)      (0.63)        0.2          0.47
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (1.02)      (0.35)       0.14          0.28        (0.98)      (0.46)       0.55          0.64
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.27)      (0.16)      (0.19)        (0.19)       (0.38)      (0.18)      (0.35)        (0.16)
  Distributions from net
    realized capital gains...     0.00        0.00        0.00         (0.06)        0.00        0.00        0.00         (0.23)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.27)      (0.16)      (0.19)        (0.25)       (0.38)      (0.18)      (0.35)        (0.39)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  8.18     $  9.47     $  9.98       $ 10.03      $  8.45     $  9.81     $ 10.45       $ 10.25
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................   (10.75)%     (3.52)%      1.79%         2.88%(b)   (10.18)%     (4.45)%      5.65%         6.37%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.4     $   0.5     $   0.6       $   0.5      $   0.9     $   1.2     $   1.3       $   1.2
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.54%       1.60%       1.31%         0.99%(a)     1.40%       1.54%       0.05%         1.07%(a)
    Net Investment Income....     2.08%       1.59%       2.07%         1.79%(a)     2.19%       1.63%       3.30%         1.63%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.86%       2.27%       1.81%         1.99%(a)     1.41%       1.71%       1.27%         1.24%(a)
Portfolio turnover rate......       30%         35%        274%           20%          51%         26%         86%           25%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                 MARCH (10)                                         APRIL (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       3/1/99(c)      ENDED       ENDED       ENDED       4/1/99(c)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  9.50     $ 10.18     $  9.74       $ 10.00      $  9.72     $ 10.11     $ 10.03       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.20        0.16        0.18          0.12         0.13        0.17        0.18          0.13
  Net realized & unrealized
    gain (loss) on
    investments..............    (1.19)      (0.67)       0.43          0.04        (0.76)      (0.38)       0.08          0.14
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (0.99)      (0.51)       0.61          0.16        (0.63)      (0.21)       0.26          0.27
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.37)      (0.17)      (0.17)        (0.12)       (0.39)      (0.18)      (0.18)        (0.13)
  Distributions from net
    realized capital gains...    (0.15)       0.00        0.00         (0.30)        0.00        0.00        0.00         (0.11)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.52)      (0.17)      (0.17)        (0.42)       (0.39)      (0.18)      (0.18)        (0.24)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  7.99     $  9.50     $ 10.18       $  9.74      $  8.70     $  9.72     $ 10.11       $ 10.03
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................   (10.68)%     (4.98)%      6.30%         1.96%(b)    (6.61)%     (2.10)%      2.54%         2.50%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.8     $   1.0     $   1.2       $   1.0      $   0.7     $   1.3     $   1.4       $   1.3
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.45%       1.51%       1.36%         1.38%(a)     1.43%       1.50%       1.34%         1.17%(a)
    Net Investment Income....     2.33%       1.52%       2.01%         1.31%(a)     2.13%       1.63%       2.01%         1.55%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.46%       1.77%       1.36%         1.38%(a)     1.50%       1.68%       1.36%         1.18%(a)
Portfolio turnover rate......       31%         19%         54%           39%          33%         25%         62%           25%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                  MAY (10)                                           JUNE (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       5/3/99(c)      ENDED       ENDED       ENDED       6/1/99(c)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  9.09     $  9.39     $  8.31       $ 10.00      $  8.75     $  9.01     $  8.96       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.18        0.15        0.14          0.09         0.20        0.14        0.15          0.09
  Net realized & unrealized
    gain (loss) on
    investments..............    (0.89)      (0.30)       1.08         (1.69)       (0.86)      (0.26)       0.05         (1.04)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (0.71)      (0.15)       1.22         (1.60)       (0.66)      (0.12)       0.20         (0.95)
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.32)      (0.15)      (0.14)        (0.09)       (0.28)      (0.14)      (0.15)        (0.09)
  Distributions from net
    realized capital gains...     0.00        0.00        0.00          0.00         0.00        0.00        0.00          0.00
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.32)      (0.15)      (0.14)        (0.09)       (0.28)      (0.14)      (0.15)        (0.09)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  8.06     $  9.09     $  9.39       $  8.31      $  7.81     $  8.75     $  9.01       $  8.96
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................    (7.93)%     (1.51)%     14.48%       (16.14)%(b)   (7.61)%     (1.32)%      2.32%        (9.57)%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.8     $   0.9     $   1.0       $   0.7      $   1.1     $   0.9     $   1.1       $   1.2
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.49%       1.55%       1.51%         1.50%(a)     1.35%       1.55%       1.45%         1.18%(a)
    Net Investment Income....     2.11%       1.54%       1.76%         1.54%(a)     2.27%       1.46%       1.89%         1.57%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.51%       1.86%       1.51%         1.52%(a)     1.35%       1.83%       1.45%         1.19%(a)
Portfolio turnover rate......       47%         37%         62%           29%          43%         34%         67%           14%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                  JULY (10)                                         AUGUST (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       7/1/99(c)      ENDED       ENDED       ENDED       8/2/99(c)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  8.59     $  9.04     $  8.82       $ 10.00      $  8.45     $  8.87     $  8.88       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.17        0.14        0.15          0.09         0.17        0.15        0.16          0.09
  Net realized & unrealized
    gain (loss) on
    investments..............    (0.90)      (0.45)       0.22         (1.18)       (0.80)      (0.42)      (0.01)        (1.12)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (0.73)      (0.31)       0.37         (1.09)       (0.63)      (0.27)       0.15         (1.03)
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.20)      (0.14)      (0.15)        (0.09)       (0.22)      (0.15)      (0.16)        (0.09)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.20)      (0.14)      (0.15)        (0.09)       (0.22)      (0.15)      (0.16)        (0.09)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  7.66     $  8.59     $  9.04       $  8.82      $  7.60     $  8.45     $  8.87       $  8.88
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................    (8.52)%     (3.38)%      4.34%       (10.90)%(b)   (7.57)%     (3.05)%      1.80%       (10.37)%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   1.0     $   1.1     $   1.2       $   1.0      $   0.6     $   0.7     $   0.9       $   0.8
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.44%       1.52%       1.46%         1.14%(a)     1.53%       1.57%       1.35%         0.94%(a)
    Net Investment Income....     2.16%       1.54%       1.77%         1.88%(a)     2.05%       1.59%       1.84%         2.21%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.44%       1.76%       1.46%         1.16%(a)     1.64%       1.99%       1.55%         1.32%(a)
Portfolio turnover rate......       37%         47%         54%           20%          35%         25%         59%           21%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                               SEPTEMBER (10)                                      OCTOBER (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       9/1/99(c)      ENDED       ENDED       ENDED      10/1/99(c)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  8.42     $  8.89     $  8.78       $ 10.00      $  9.50     $  9.80     $  9.20       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.16        0.12        0.16          0.05         0.19        0.14        0.18          0.06
  Net realized & unrealized
    gain (loss) on
    investments..............    (0.83)      (0.47)       0.11         (1.22)       (0.73)      (0.30)       0.60         (0.80)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (0.67)      (0.35)       0.27         (1.17)       (0.54)      (0.16)       0.78         (0.74)
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.20)      (0.12)      (0.16)        (0.05)       (0.23)      (0.14)      (0.18)        (0.06)
  Distributions from net
    realized capital gains...     0.00        0.00        0.00          0.00         0.00        0.00        0.00          0.00
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.20)      (0.12)      (0.16)        (0.05)       (0.23)      (0.14)      (0.18)        (0.06)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  7.55     $  8.42     $  8.89       $  8.78      $  8.73     $  9.50     $  9.80       $  9.20
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................    (7.86)%     (4.03)%      3.48%       (11.65)%(b)   (5.68)%     (1.59)%      9.12%        (7.33)%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.6     $   0.8     $   0.9       $   1.5      $   0.6     $   0.7     $   0.9       $   1.4
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.53%       1.60%       1.44%         0.88%(a)     1.52%       1.57%       1.27%         0.85%(a)
    Net Investment Income....     2.08%       1.40%       1.91%         1.80%(a)     1.95%       1.41%       2.07%         2.50%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.63%       1.94%       1.46%         1.02%(a)     1.66%       2.09%       1.50%         0.97%(a)
Portfolio turnover rate......       25%         23%         39%           12%          40%         34%         43%           14%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                NOVEMBER (10)                                      DECEMBER (10)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED      11/1/99(c)      ENDED       ENDED       ENDED      12/1/99(c)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  9.11     $  9.36     $ 10.08       $ 10.00      $  9.57     $  9.79     $ 10.01       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.19        0.13        0.14          0.03         0.21        0.12        0.15          0.01
  Net realized & unrealized
    gain (loss) on
    investments..............    (1.36)      (0.25)      (0.71)         0.08        (1.49)      (0.22)      (0.22)         0.01
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (1.17)      (0.12)      (0.57)         0.11        (1.28)      (0.10)      (0.07)         0.02
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.22)      (0.13)      (0.15)        (0.03)       (0.23)      (0.12)      (0.15)        (0.01)
  Distributions from net
    realized capital gains...     0.00        0.00        0.00          0.00         0.00        0.00        0.00          0.00
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.22)      (0.13)      (0.15)        (0.03)       (0.23)      (0.12)      (0.15)        (0.01)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  7.72     $  9.11     $  9.36       $ 10.08      $  8.06     $  9.57     $  9.79       $ 10.01
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................   (13.04)%     (1.35)%     (5.40)%        1.13%(b)   (13.59)%     (0.89)%     (0.37)%        0.17%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.7     $   0.7     $   0.7       $   1.3      $   0.4     $   0.5     $   0.6       $   1.5
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.49%       1.60%       1.54%         0.73%(a)     1.55%       1.60%       1.52%         0.50%(a)
    Net Investment Income....     2.13%       1.34%       1.59%         2.05%(a)     2.22%       1.23%       1.62%         0.81%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.60%       2.26%       1.60%         0.99%(a)     1.96%       2.64%       1.75%         0.90%(a)
Portfolio turnover rate......       24%         55%         20%            0%          40%         48%         35%            0%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                       PORTFOLIOS
                                                       --------------------------------------------------------------------------
                                                                   JANUARY (5)                           FEBRUARY (5)
                                                       -----------------------------------    -----------------------------------
                                                         YEAR        YEAR         FROM          YEAR        YEAR         FROM
                                                        ENDED       ENDED       1/3/00(c)      ENDED       ENDED       2/1/00(c)
                                                       12/31/02    12/31/01    TO 12/31/00    12/31/02    12/31/01    TO 12/31/00
                                                       --------    --------    -----------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of period.................  $ 10.07     $ 10.98       $ 10.00      $ 10.29     $ 11.87       $ 10.00
Income (loss) from investment operations:
  Net investment income..............................     0.17        0.21          0.30         0.21        0.24          0.28
  Net realized & unrealized gain (loss) on
    investments......................................    (1.45)      (0.55)         0.98        (0.98)      (0.40)         1.87
                                                       -------     -------       -------      -------     -------       -------
      Total income (loss) from investment
         operations..................................    (1.28)      (0.34)         1.28        (0.77)      (0.16)         2.15
                                                       -------     -------       -------      -------     -------       -------
Less distributions:
  Dividends from net investment income...............    (0.28)      (0.21)        (0.30)       (0.28)      (0.24)        (0.28)
  Dividends from capital gains.......................     0.00       (0.36)         0.00        (0.04)      (1.18)         0.00
                                                       -------     -------       -------      -------     -------       -------
      Total distributions............................    (0.28)      (0.57)        (0.30)       (0.32)      (1.42)        (0.28)
                                                       -------     -------       -------      -------     -------       -------
Net asset value, end of period.......................  $  8.51     $ 10.07       $ 10.98      $  9.20     $ 10.29       $ 11.87
                                                       =======     =======       =======      =======     =======       =======
Total return.........................................   (12.60)%     (3.30)%       13.17%(b)    (7.48)%     (1.45)%       21.91%(b)
Ratios and supplemental data:
Net assets at end of period (millions)...............  $   0.2     $   0.3       $   0.3      $   0.3     $   0.3       $   0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.........................................     1.60%       1.60%         0.77%(a)     1.60%       1.60%         0.97%(a)
    Net Investment Income............................     1.94%       1.82%         3.32%(a)     2.02%       2.01%         2.03%(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.........................................     2.44%       3.43%         2.40%(a)     2.38%       3.57%         2.05%(a)
Portfolio turnover rate..............................       66%         36%            5%          75%         53%           23%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                       PORTFOLIOS
                                                       --------------------------------------------------------------------------
                                                                    MARCH (5)                              APRIL (5)
                                                       -----------------------------------    -----------------------------------
                                                         YEAR        YEAR         FROM          YEAR        YEAR         FROM
                                                        ENDED       ENDED       3/1/00(c)      ENDED       ENDED       4/3/00(c)
                                                       12/31/02    12/31/01    TO 12/31/00    12/31/02    12/31/01    TO 12/31/00
                                                       --------    --------    -----------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of period.................  $  9.60     $ 13.28       $ 10.00      $  8.55     $ 12.21       $ 10.00
Income (loss) from investment operations:
  Net investment income..............................     0.20        0.17          0.27         0.19        0.20          0.21
  Net realized & unrealized gain (loss) on
    investments......................................    (1.06)      (0.75)         3.34        (1.01)      (1.46)         2.21
                                                       -------     -------       -------      -------     -------       -------
      Total income (loss) from investment
         operations..................................    (0.86)      (0.58)         3.61        (0.82)      (1.26)         2.42
                                                       -------     -------       -------      -------     -------       -------
Less distributions:
  Dividends from net investment income...............    (0.30)      (0.17)        (0.27)       (0.25)      (0.20)        (0.21)
  Dividends from capital gains.......................    (0.05)      (2.93)        (0.06)        0.00       (2.20)         0.00
                                                       -------     -------       -------      -------     -------       -------
      Total distributions............................    (0.35)      (3.10)        (0.33)       (0.25)      (2.40)        (0.21)
                                                       -------     -------       -------      -------     -------       -------
Net asset value, end of period.......................  $  8.39     $  9.60       $ 13.28      $  7.48     $  8.55       $ 12.21
                                                       =======     =======       =======      =======     =======       =======
Total return.........................................    (8.94)%     (4.60)%       36.57%(b)    (9.53)%    (10.64)%       24.51%(b)
Ratios and supplemental data:
Net assets at end of period (millions)...............  $   0.3     $   0.3       $   0.3      $   0.2     $   0.2       $   0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.........................................     1.60%       1.59%         0.92%(a)     1.60%       1.60%         0.97%(a)
    Net Investment Income............................     2.32%       1.27%         2.47%(a)     2.36%       1.66%         2.03%(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.........................................     2.37%       3.47%         2.18%(a)     3.05%       4.00%         2.05%(a)
Portfolio turnover rate..............................       63%         69%            7%          10%         62%           17%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                       PORTFOLIOS
                                                       --------------------------------------------------------------------------
                                                                     MAY (5)                               JUNE (5)
                                                       -----------------------------------    -----------------------------------
                                                         YEAR        YEAR         FROM          YEAR        YEAR         FROM
                                                        ENDED       ENDED       5/1/00(c)      ENDED       ENDED       6/1/00(c)
                                                       12/31/02    12/31/01    TO 12/31/00    12/31/02    12/31/01    TO 12/31/00
                                                       --------    --------    -----------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of period.................  $  8.44     $ 12.65       $ 10.00      $  9.14     $ 11.56       $ 10.00
Income (loss) from investment operations:
  Net investment income..............................     0.18        0.20          0.19         0.22        0.14          0.16
  Net realized & unrealized gain (loss) on
    investments......................................    (1.38)      (1.33)         2.68        (1.29)      (1.09)         1.56
                                                       -------     -------       -------      -------     -------       -------
      Total income (loss) from investment
         operations..................................    (1.20)      (1.13)         2.87        (1.07)      (0.95)         1.72
                                                       -------     -------       -------      -------     -------       -------
Less distributions:
  Dividends from net investment income...............    (0.25)      (0.20)        (0.19)       (0.25)      (0.14)        (0.16)
  Dividends from capital gains.......................     0.00       (2.88)        (0.03)        0.00       (1.33)         0.00
                                                       -------     -------       -------      -------     -------       -------
      Total distributions............................    (0.25)      (3.08)        (0.22)       (0.25)      (1.47)        (0.16)
                                                       -------     -------       -------      -------     -------       -------
Net asset value, end of period.......................  $  6.99     $  8.44       $ 12.65      $  7.82     $  9.14       $ 11.56
                                                       =======     =======       =======      =======     =======       =======
Total return.........................................   (14.22)%     (9.26)%       28.94%(b)   (11.69)%     (8.41)%       17.35%(b)
Ratios and supplemental data:
Net assets at end of period (millions)...............  $   0.2     $   0.2       $   0.2      $   0.2     $   0.3       $   0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.........................................     1.60%       1.60%         0.94%(a)     1.59%       1.60%         0.93%(a)
    Net Investment Income............................     2.34%       1.63%         1.78%(a)     2.24%       1.32%         1.53%(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.........................................     3.06%       3.93%         1.99%(a)     2.47%       3.53%         1.99%(a)
Portfolio turnover rate..............................       42%         59%            5%          37%         62%            3%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                                       PORTFOLIOS
                                                       --------------------------------------------------------------------------
                                                                    JULY (5)                              AUGUST (5)
                                                       -----------------------------------    -----------------------------------
                                                         YEAR        YEAR         FROM          YEAR        YEAR         FROM
                                                        ENDED       ENDED       7/3/00(c)      ENDED       ENDED       8/1/00(c)
                                                       12/31/02    12/31/01    TO 12/31/00    12/31/02    12/31/01    TO 12/31/00
                                                       --------    --------    -----------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of period.................  $  9.70     $ 11.69       $ 10.00      $ 11.30     $ 11.75       $ 10.00
Income (loss) from investment operations:
  Net investment income..............................     0.21        0.18          0.12         0.22        0.20          0.09
  Net realized & unrealized gain (loss) on
    investments......................................    (1.25)      (0.78)         1.69        (0.34)       0.02          1.75
                                                       -------     -------       -------      -------     -------       -------
      Total income (loss) from investment
         operations..................................    (1.04)      (0.60)         1.81        (0.12)       0.22          1.84
                                                       -------     -------       -------      -------     -------       -------
Less distributions:
  Dividends from net investment income...............    (0.22)      (0.18)        (0.12)       (0.23)      (0.20)        (0.09)
  Dividends from capital gains.......................     0.00       (1.21)         0.00         0.00       (0.47)         0.00
                                                       -------     -------       -------      -------     -------       -------
      Total distributions............................    (0.22)      (1.39)        (0.12)       (0.23)      (0.67)        (0.09)
                                                       -------     -------       -------      -------     -------       -------
Net asset value, end of period.......................  $  8.44     $  9.70       $ 11.69      $ 10.95     $ 11.30       $ 11.75
                                                       =======     =======       =======      =======     =======       =======
Total return.........................................   (10.79)%     (5.30)%       18.24%(b)    (1.13)%      1.88%        18.42%(b)
Ratios and supplemental data:
Net assets at end of period (millions)...............  $   0.3     $   0.2       $   0.2      $   0.3     $   0.4       $   0.1
Ratio to average net assets:
  Ratio net of expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.........................................     1.55%       1.60%         0.80%(a)     1.49%       1.59%         0.67%(a)
    Net Investment Income............................     2.39%       1.53%         1.16%(a)     1.89%       2.03%         0.84%(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses.........................................     2.36%       4.40%         2.01%(a)     2.08%       3.94%         1.80%(a)
Portfolio turnover rate..............................      105%         55%            0%          57%         43%            0%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                SEPTEMBER (5)                                       OCTOBER (5)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED       9/1/99(c)      ENDED       ENDED       ENDED      10/1/99(c)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  8.63     $  8.52     $  7.46       $ 10.00      $  9.14     $  8.99     $  8.47       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.16        0.09        0.17          0.07         0.19        0.13        0.20          0.06
  Net realized & unrealized
    gain (loss) on
    investments..............    (1.35)       0.11        1.06         (2.54)       (0.73)       0.15        0.52         (1.53)
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (1.19)       0.20        1.23         (2.47)       (0.54)       0.28        0.72         (1.47)
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.18)      (0.09)      (0.17)        (0.07)       (0.22)      (0.13)      (0.20)        (0.06)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  7.26     $  8.63     $  8.52       $  7.46      $  8.38     $  9.14     $  8.99       $  8.47
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................   (13.71)%      2.35%      16.86%       (24.78)%(b)   (5.89)%      3.20%       9.07%       (14.70)%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.2     $   0.2     $   0.2       $   0.2      $   0.2     $   0.3     $   0.3       $   0.3
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.60%       1.60%       1.60%         0.98%(a)     1.60%       1.60%       1.28%         0.92%(a)
    Net Investment Income....     2.05%       0.97%       2.29%         2.72%(a)     1.97%       1.32%       2.58%         2.72%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     3.11%       4.36%       3.18%         4.79%(a)     2.76%       3.26%       2.28%         2.60%(a)
Portfolio turnover rate......       24%         66%         39%            1%          45%         84%         69%            0%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                                           PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                                NOVEMBER (5)                                       DECEMBER (5)
                               -----------------------------------------------    -----------------------------------------------
                                 YEAR        YEAR        YEAR         FROM          YEAR        YEAR        YEAR         FROM
                                ENDED       ENDED       ENDED      11/1/99(c)      ENDED       ENDED       ENDED      12/1/99(c)
                               12/31/02    12/31/01    12/31/00    TO 12/31/99    12/31/02    12/31/01    12/31/00    TO 12/31/99
                               --------    --------    --------    -----------    --------    --------    --------    -----------
Per membership interest data:
Net asset value, beginning of
  period.....................  $  8.46     $  8.39     $  9.94       $ 10.00      $ 10.11     $ 10.30     $ 10.00       $ 10.00
Income (loss) from investment
  operations:
  Net investment income......     0.17        0.12        0.20          0.05         0.22        0.10        0.19          0.02
  Net realized & unrealized
    gain (loss) on
    investments..............    (1.47)       0.07       (1.54)        (0.07)       (1.99)       0.35        0.49          0.00
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total income (loss)
         from investment
         operations..........    (1.30)       0.19       (1.34)        (0.02)       (1.77)       0.45        0.68          0.02
                               -------     -------     -------       -------      -------     -------     -------       -------
Less distributions:
  Dividends from net
    investment income........    (0.19)      (0.12)      (0.21)        (0.04)       (0.22)      (0.10)      (0.18)        (0.02)
  Dividends from capital
    gains....................     0.00        0.00        0.00          0.00         0.00       (0.54)      (0.20)         0.00
                               -------     -------     -------       -------      -------     -------     -------       -------
      Total distributions....    (0.19)      (0.12)      (0.21)        (0.04)       (0.22)      (0.64)      (0.38)        (0.02)
                               -------     -------     -------       -------      -------     -------     -------       -------
Net asset value, end of
  period.....................  $  6.97     $  8.46     $  8.39       $  9.94      $  8.12     $ 10.11     $ 10.30       $ 10.00
                               =======     =======     =======       =======      =======     =======     =======       =======
Total return.................   (15.38)%      2.26%     (13.31)%       (0.20)%(b)  (17.55)%      4.34%       7.05%         0.17%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions).................  $   0.3     $   0.2     $   0.2       $   0.2      $   0.3     $   0.3     $   0.3       $   0.2
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     1.58%       1.60%       1.29%         0.90%(a)     1.59%       1.60%       1.60%         0.69%(a)
    Net Investment Income....     2.31%       1.38%       2.49%         3.16%(a)     2.37%       0.92%       2.13%         2.27%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3):
    Expenses.................     2.91%       4.04%       3.04%         2.75%(a)     2.47%       3.26%       3.04%         2.43%(a)
Portfolio turnover rate......       50%         73%         32%            0%          54%        107%         35%            0%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2002
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow(SM) Target Variable Fund LLC (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open-end management investment company. It's "Dow 10" Portfolios are twelve non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial Average SM (the "Dow") having the highest dividend yield as of the close of business on or about the second to last business day prior to the beginning of each Portfolio's annual term. Its "Dow 5" Portfolios are twelve non-diversified Portfolios of common stocks of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios' annual term. The Portfolios' objectives are to provide above average total return through both capital appreciation and dividend income.

   The Fund is a limited liability company created under Ohio law. Its portfolio interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Portfolio interests are not offered directly to the public. Portfolio interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   The following is a summary of significant accounting policies:

   Portfolio interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or securities owned by each Portfolio. This determination is made as of 4:00 p.m. Eastern time on each business day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio's securities plus any cash or other assets, less the Portfolio's liabilities, by the number of Portfolio interests outstanding.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends representing net investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective Portfolios at net asset value without a sales charge.

   Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

   REPURCHASE AGREEMENTS

   Each Portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

   FEDERAL INCOME TAXES

   The Fund is a single member limited liability company taxed as a division of the separate accounts of ONLI. Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLI. Accordingly, no provision for Federal income taxes has been made by the Portfolios.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

   The gross unrealized appreciation and depreciation on investments in each Portfolio as of December 31, 2002 were as follows:

                                        JAN. (10)     FEB. (10)     MARCH (10)    APRIL (10)     MAY (10)     JUNE (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Gross unrealized:
     Appreciation.....................  $   19,003    $   37,706    $   44,463    $   60,607    $   29,731    $   40,741
     Depreciation.....................     (97,048)     (149,872)     (192,957)     (109,314)     (164,103)     (212,456)
   Net Unrealized:
     Appreciation (Depreciation)......     (78,045)     (112,166)     (148,494)      (48,707)     (134,372)     (171,715)

                                        JULY (10)     AUG. (10)     SEPT. (10)    OCT. (10)     NOV. (10)     DEC. (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Gross unrealized:
     Appreciation.....................  $   54,871    $   35,346    $   47,635    $   65,634    $   36,139    $   16,655
     Depreciation.....................    (196,775)     (118,626)     (130,954)      (66,982)     (111,468)      (69,918)
   Net Unrealized:
     Appreciation (Depreciation)......    (141,904)      (83,280)      (83,319)       (1,348)      (75,329)      (53,263)

                                         JAN. (5)      FEB. (5)     MARCH (5)     APRIL (5)      MAY (5)       JUNE (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Gross unrealized:
     Appreciation.....................  $    6,072    $    7,479    $    3,209    $    2,243    $    1,094         1,212
     Depreciation.....................     (55,169)      (48,389)      (74,040)      (53,477)      (60,387)      (53,966)
   Net Unrealized:
     Appreciation (Depreciation)......     (49,097)      (40,910)      (70,831)      (51,234)      (59,293)      (52,754)

                                         JULY (5)      AUG. (5)     SEPT. (5)      OCT. (5)      NOV. (5)      DEC. (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Gross unrealized:
     Appreciation.....................  $   23,480    $    4,144    $   14,100    $   20,720    $    7,158    $       93
     Depreciation.....................     (17,522)      (31,975)      (39,841)      (20,838)      (39,639)      (61,097)
   Net Unrealized:
     Appreciation (Depreciation)......       5,958       (27,831)      (25,741)         (118)      (32,481)      (61,004)

   EXPENSE ALLOCATION

   Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the 12 months ended December 31, 2002 were as follows:

                                        JAN. (10)     FEB. (10)     MARCH (10)    APRIL (10)     MAY (10)     JUNE (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Stocks
     Purchases........................  $  152,741    $  561,387    $  297,573    $  325,615    $  401,531    $  713,035
     Sales............................  $  244,660    $  708,985    $  314,946    $  785,210    $  460,016    $  442,103

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                        JULY (10)     AUG. (10)     SEPT. (10)    OCT. (10)     NOV. (10)     DEC. (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Stocks
     Purchases........................  $  377,534    $  240,927    $  172,893    $  266,010    $  202,192    $  199,587
     Sales............................  $  381,215    $  268,630    $  265,289    $  340,038    $  160,161    $  180,851

                                         JAN. (5)      FEB. (5)     MARCH (5)     APRIL (5)      MAY (5)       JUNE (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Stocks
     Purchases........................  $  197,448    $  263,005    $  236,052    $   41,461    $   88,279    $  101,657
     Sales............................  $  183,890    $  211,137    $  182,989    $   19,333    $   84,808    $  179,659

                                         JULY (5)      AUG. (5)     SEPT. (5)      OCT. (5)      NOV. (5)      DEC. (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
   Stocks
     Purchases........................  $  458,615    $  197,735    $   73,879    $  109,547    $  173,336    $  169,037
     Sales............................  $  307,345    $  200,192    $   46,331    $  126,570    $  108,122    $  151,322

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Portfolios' day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLI and its address is the same as those of the Portfolios and ONLI. The Adviser and its predecessor have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

   For managing the Portfolios' assets, the Adviser receives a monthly management fee based on the Portfolios' average daily net assets. This fee is calculated daily and is at the annual rate of 0.60% of average daily net assets.

   In addition to the fee paid to the Adviser, the Portfolios incur other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and the Adviser, the Adviser has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of 1% of their daily net assets. The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios' assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones trade/service marks and rights in connection with the Fund and ONLI's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on each Portfolios' average daily net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Portfolios' average daily net assets, and is an expense of the Adviser, not the Portfolios.

   Under an agreement among the Adviser, ONLI and the Fund, ONLI will, to the extent requested by the Adviser, provide clerical, stenographic and administrative services and such office supplies and equipment as may be reasonably required in order that the Adviser may properly perform its functions on behalf of the Fund in connection with the Investment Advisory Agreement. In that regard, ONLI performs various administrative services as well as the transfer agent function on behalf of the Fund. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4) FUND INTERESTS

   Fund interests transactions for the years ended December 31, 2002 and December 31, 2001 were as follows:

                                                              JANUARY (10)           FEBRUARY (10)             MARCH (10)
                                                          --------------------    --------------------    --------------------
                                                            YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                          12/31/02    12/31/01    12/31/02    12/31/01    12/31/02    12/31/01
                                                          --------    --------    --------    --------    --------    --------
      Capital shares issued on sales....................    4,574       7,761      36,718      13,676      11,103       8,641
      Capital shares issued on reinvested dividends.....    1,696       1,047       5,221       2,201       6,525       1,998
      Capital shares redeemed...........................  (17,893)    (13,826)    (59,700)    (24,871)    (18,970)    (26,195)
                                                          -------     -------     -------     -------     -------     -------
      Net increase (decrease)...........................  (11,623)     (5,018)    (17,761)     (8,994)     (1,342)    (15,556)
                                                          =======     =======     =======     =======     =======     =======

                                                               APRIL (10)               MAY (10)               JUNE (10)
                                                          --------------------    --------------------    --------------------
                                                            YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                          12/31/02    12/31/01    12/31/02    12/31/01    12/31/02    12/31/01
                                                          --------    --------    --------    --------    --------    --------
      Capital shares issued on sales....................   10,302       8,705      12,725      11,784      52,920      16,176
      Capital shares issued on reinvested dividends.....    4,546       2,459       3,658       1,718       4,334       1,741
      Capital shares redeemed...........................  (59,930)    (24,928)    (22,438)    (21,189)    (29,302)    (28,751)
                                                          -------     -------     -------     -------     -------     -------
      Net increase (decrease)...........................  (45,082)    (13,764)     (6,055)     (7,687)     27,952     (10,834)
                                                          =======     =======     =======     =======     =======     =======

                                                               JULY (10)              AUGUST (10)            SEPTEMBER (10)
                                                          --------------------    --------------------    --------------------
                                                            YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                          12/31/02    12/31/01    12/31/02    12/31/01    12/31/02    12/31/01
                                                          --------    --------    --------    --------    --------    --------
      Capital shares issued on sales....................   25,685      31,696      16,856      12,117      10,021       4,875
      Capital shares issued on reinvested dividends.....    3,259       2,061       2,385       1,617       2,345       1,380
      Capital shares redeemed...........................  (27,438)    (36,109)    (21,319)    (32,637)    (24,042)    (18,400)
                                                          -------     -------     -------     -------     -------     -------
      Net increase (decrease)...........................    1,506      (2,352)     (2,078)    (18,903)    (11,676)    (12,145)
                                                          =======     =======     =======     =======     =======     =======

                                                              OCTOBER (10)           NOVEMBER (10)           DECEMBER (10)
                                                          --------------------    --------------------    --------------------
                                                            YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                          12/31/02    12/31/01    12/31/02    12/31/01    12/31/02    12/31/01
                                                          --------    --------    --------    --------    --------    --------
      Capital shares issued on sales....................   10,787       9,777      15,597      25,756       8,892      11,454
      Capital shares issued on reinvested dividends.....    1,800       1,196       2,041         948       1,288         626
      Capital shares redeemed...........................  (19,340)    (22,512)    (13,072)    (19,370)    (11,558)    (16,916)
                                                          -------     -------     -------     -------     -------     -------
      Net increase (decrease)...........................   (6,753)    (11,539)      4,566       7,334      (1,378)     (4,836)
                                                          =======     =======     =======     =======     =======     =======

                                                           JANUARY (5)             FEBRUARY (5)             MARCH (5)
                                                       --------------------    --------------------    --------------------
                                                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                       12/31/02    12/31/01    12/31/02    12/31/01    12/31/02    12/31/01
                                                       --------    --------    --------    --------    --------    --------
   Capital shares issued on sales....................    7,846       2,101       5,936       7,144       8,059       3,833
   Capital shares issued on reinvested dividends.....      971       1,370         979       2,855       1,373       6,691
   Capital shares redeemed...........................   (9,020)     (2,834)     (4,969)     (3,833)     (5,275)     (3,445)
                                                       -------     -------     -------     -------     -------     -------
   Net increase (decrease)...........................     (203)        637       1,946       6,166       4,157       7,079
                                                       =======     =======     =======     =======     =======     =======

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                            APRIL (5)                MAY (5)                 JUNE (5)
                                                       --------------------    --------------------    --------------------
                                                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                       12/31/02    12/31/01    12/31/02    12/31/01    12/31/02    12/31/01
                                                       --------    --------    --------    --------    --------    --------
   Capital shares issued on sales....................    2,615       1,780       1,329       1,130       1,104      12,968
   Capital shares issued on reinvested dividends.....      841       5,216         926       6,821         879       4,519
   Capital shares redeemed...........................   (1,316)     (2,500)     (2,175)     (1,195)    (12,727)       (923)
                                                       -------     -------     -------     -------     -------     -------
   Net increase (decrease)...........................    2,140       4,496          80       6,756     (10,744)     16,564
                                                       =======     =======     =======     =======     =======     =======

                                                             JULY (5)               AUGUST (5)            SEPTEMBER (5)
                                                       --------------------    --------------------    --------------------
                                                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                       12/31/02    12/31/01    12/31/02    12/31/01    12/31/02    12/31/01
                                                       --------    --------    --------    --------    --------    --------
   Capital shares issued on sales....................   46,064       7,939       5,061      18,166       4,278       1,509
   Capital shares issued on reinvested dividends.....      871       2,785         615       1,647         638         235
   Capital shares redeemed...........................  (29,508)       (884)     (6,889)       (321)     (1,198)       (904)
                                                       -------     -------     -------     -------     -------     -------
   Net increase (decrease)...........................   17,427       9,840      (1,213)     19,492       3,718         840
                                                       =======     =======     =======     =======     =======     =======

                                                           OCTOBER (5)             NOVEMBER (5)            DECEMBER (5)
                                                       --------------------    --------------------    --------------------
                                                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                       12/31/02    12/31/01    12/31/02    12/31/01    12/31/02    12/31/01
                                                       --------    --------    --------    --------    --------    --------
   Capital shares issued on sales....................    2,963      11,156      13,000       9,588       4,425       5,319
   Capital shares issued on reinvested dividends.....      708         482         795         343         817       1,860
   Capital shares redeemed...........................   (5,935)    (19,962)     (4,951)     (4,977)     (4,300)     (4,771)
                                                       -------     -------     -------     -------     -------     -------
   Net increase (decrease)...........................   (2,264)     (8,324)      8,844       4,954         942       2,408
                                                       =======     =======     =======     =======     =======     =======

                    END OF NOTES TO THE FINANCIAL STATEMENTS

THE DOW(SM) TARGET VARIABLE FUND LLC

 INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Managers of the Dow(SM) Target Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities of Dow(SM) Target Variable Fund LLC - Dow(SM) Target 10 January Portfolio, Dow(SM) Target 10 February Portfolio, Dow(SM) Target 10 March Portfolio, Dow(SM) Target 10 April Portfolio, Dow(SM) Target 10 May Portfolio, Dow(SM) Target 10 June Portfolio, Dow(SM) Target 10 July Portfolio, Dow(SM) Target 10 August Portfolio, Dow(SM) Target 10 September Portfolio, Dow(SM) Target 10 October Portfolio, Dow(SM) Target 10 November Portfolio, Dow(SM) Target 10 December Portfolio, Dow(SM) Target 5 January Portfolio, Dow(SM) Target 5 February Portfolio, Dow(SM) Target 5 March Portfolio, Dow(SM) Target 5 April Portfolio, Dow(SM) Target 5 May Portfolio, Dow(SM) Target 5 June Portfolio, Dow(SM) Target 5 July Portfolio, Dow(SM) Target 5 August Portfolio, Dow(SM) Target 5 September Portfolio, Dow(SM) Target 5 October Portfolio, Dow(SM) Target 5 November Portfolio and Dow(SM) Target 5 December Portfolio (collectively, the Portfolios), including the schedules of investments, as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 18, 2003

INFORMATION ABOUT MANAGERS (UNAUDITED)

The following table contains information regarding The Dow Target Variable Fund LLC Managers. Asterisks indicate those managers who are "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund's Statement of Additional Information includes additional information about the Managers and is available by calling 1-800-366-6654.

NAME, ADDRESS, AGE, POSITION(S) HELD WITH FUND
AND LENGTH OF SERVICE AS AN OHIO NATIONAL
INVESTMENTS, INC. DIRECTOR                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY DIRECTORS
----------------------------------------------  -------------------------------------------   -------------------------------------
James E. Bushman                                Director, President & CEO, Cast - Fab         Director, The Midland Company,
3040 Forrer Street                              Technologies Inc.                             Hilltop Basic Resources, Inc.,
Cincinnati, Ohio                                                                              Littleford Group, Inc., Portman
57, Director, Member of Audit                                                                 Equipment Co., Rotex, Inc.,
and Independent Directors                                                                     Steinhauser Printing Co., Ante
Committees since March 2000                                                                   Investments, Inc., Carlisle
                                                                                              Construction Co., Inc., EGC
                                                                                              Constructions Co., Inc., Factory
                                                                                              Power Co. and Security Systems
                                                                                              Equipment Corp.

Joseph A. Campanella                            Retired. Until 2001, was Executive Vice       Director of Ohio Savings Bank;
7473 Pinehurst Drive                            President, Community Banking Div., Firstar    Trustee of University of Cincinnati
Cincinnati, Ohio                                Bank, N. A.                                   College of Nursing.
59, Director, Member of Audit and
Independent Directors Committees
since May 2002

Ross Love                                       Director, President & CEO, Blue Chip          Trustee, Health Alliance of Greater
615 Windings Way                                Enterprises LTD.                              Cincinnati; Director, Partnership for
Cincinnati, Ohio                                                                              a Drug Free America (Chairman of
56, Director, Member of Audit                                                                 African-American Task Force);
and Independent Directors                                                                     Advisory Board, Syracuse University
Committees since March 1977                                                                   School of Management; Director,
                                                                                              Association of National Advertisers.

John J. Palmer*                                 Executive Vice President, Strategic           Director and Executive Vice President
One Financial Way                               Initiatives, ONLI.                            of Ohio National Mutual Holdings,
Cincinnati, Ohio                                                                              Inc., Ohio National Financial
63, President & Director since                                                                Services, Inc. and Ohio National Life
July 1997                                                                                     Assurance Corporation; Director and
                                                                                              CEO of the O.N. Equity Sales Co.,
                                                                                              Ohio National Equities, Inc.,
                                                                                              National Security Life and Annuity
                                                                                              Company and SMON Holdings, Inc.;
                                                                                              Director and President of O.N.
                                                                                              Investment Management Co. and O.N.
                                                                                              Global Holdings, Inc.; Director of
                                                                                              Ohio National Insurance Agency, Inc.,
                                                                                              Ohio National Subamerica S.A., Ohio
                                                                                              National Seguros de Vida S.A. and
                                                                                              Fiduciary Capital Management, Inc.

George M. Vredeveld                             Professor of Economics, University of         Director of Center for Economic
University of Cincinnati                        Cincinnati                                    Education; Private Consultant
P.O. Box 210223 Cincinnati, Ohio                                                              Director of Benchmark Savings Bank
59, Director, Member of Audit
and Independent Directors
Committees since March 1996

Each Manager listed above is also a Director of Ohio National Fund, Inc. They are responsible for all of the Portfolios of the respective Funds.

                       THIS PAGE INTENTIONALLY LEFT BLANK

THE DOW(SM) TARGET VARIABLE FUND LLC
P.O. Box 371
Cincinnati, Ohio 45201

Form 8599 Rev. 2-03